The American Funds Group(r)

[photograph of two men examining some equipment]

SMALLCAP WORLD FUND

[photograph of two men looking at an airplane propeller]

2001 SEMI-ANNUAL REPORT
For the six months ended March 31

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SMALLCAP WORLD FUND(R) IS ONE OF THE 29 AMERICAN FUNDS, THE NATION'S
THIRD-LARGEST MUTUAL FUND FAMILY. FOR SEVEN DECADES, CAPITAL RESEARCH AND MANAGEMENT COMPANY, THE AMERICAN FUNDS ADVISER, HAS INVESTED WITH A LONG-TERM FOCUS BASED ON THOROUGH RESEARCH AND ATTENTION TO RISK.

SMALLCAP seeks long-term growth of capital through investments in smaller companies in the United States and around the world.

Investment Highlights                              SMALLCAP             Salomon Smith              Global small-
                                                  World Fund             Barney World             company mutual
                                                                        Smallcap Index             fund average



Total returns for periods
ended March 31, 2001, with
all distributions reinvested



Six months                                          - 33.3%                  -13.7%                  - 23.7%
One year                                            - 40.9                   -16.6                   - 29.9
Five years                                          + 37.2                  + 17.4                   + 35.6
Ten years                                           +180.5                 +  97.3                   +116.1
Since fund's inception on April 30, 1990            +215.2                 +114.3                    +133.7
Since fund's inception (annualized)                 + 11.1                 +  7.2                    +  8.1

ALL MARKET INDEXES CITED IN THIS REPORT ARE UNMANAGED AND INCLUDE REINVESTMENT OF ALL DISTRIBUTIONS. THE SALOMON SMITH BARNEY WORLD SMALLCAP INDEX TRACKS ABOUT 5,000 PUBLICLY TRADED STOCKS IN 23 COUNTRIES WITH MARKET CAPITALIZATIONS BETWEEN $100 MILLION AND $1.5 BILLION. THE GLOBAL SMALL-COMPANY MUTUAL FUND AVERAGE IS COMPUTED BY LIPPER INC.

Fund results in this report were calculated for Class A shares at net asset value (without a sales charge) unless otherwise indicated. Here are the average annual compound returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2001.

                                                                      10 years           5 years          1 year
Class A shares                                                        +10.21%           + 5.27%          -44.32%
 Reflecting 5.75% maximum sales charge

Results for other share classes can be found on page 41.

Please see back cover for important information about other share classes.

FIGURES SHOWN ARE PAST RESULTS AND ARE NOT PREDICTIVE OF FUTURE RESULTS. SHARE PRICE AND RETURN WILL VARY, SO YOU MAY LOSE MONEY. INVESTING FOR SHORT PERIODS MAKES LOSSES MORE LIKELY. INVESTMENTS ARE NOT FDIC-INSURED, NOR ARE THEY DEPOSITS OF OR GUARANTEED BY A BANK OR ANY OTHER ENTITY. INVESTING OUTSIDE THE UNITED STATES IS SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS AND POLITICAL INSTABILITY, WHICH ARE DETAILED IN THE FUND'S PROSPECTUS.



FELLOW SHAREHOLDERS

It will come as no surprise that the stock market had a very difficult time over the past six months. Still, the magnitude of the decline, especially among technology stocks, has been startling.

The downturn began a little over a year ago, on March 10, 2000, and occurred in two parts. The first leg of the decline, which ran from March to May of last year, involved the most obvious victims: the wildly overvalued Internet companies with little or no revenues and less hope of long-term profitability. SMALLCAP World Fund largely avoided these kinds of stocks and thus held up well during this period.

The second leg of the decline, which took place from last September through March of this year, proved more damaging for a wider range of stocks despite a brief rally in January. After a tenuous autumn spent waiting for the outcome of the U.S. presidential election, the bottom fell out of the technology sector as investors began to realize the extent of the damage caused by the bursting Internet bubble. As financing dried up and companies began to scale back - and in many cases halt - operations, orders for all kinds of technology equipment, computer software and telecommunications services evaporated. Seemingly overnight, growth trajectories changed for the largest market leaders as well as for the smaller firms in which SMALLCAP invests. Demonstrating the extent of the damage, the Nasdaq Composite Index, often used as a proxy for technology stocks, fell a stunning 56.3% from September through March and a total of 63.5% from its high on March 10, 2000.

DISAPPOINTING RESULTS

SMALLCAP World Fund did not do nearly as poorly as the tech market itself, but the losses were nonetheless disappointing. For the six months ended March 31, 2001, the fund lost a third of its value, declining 33.3% assuming you reinvested the capital gain distribution of $5.285 a share paid in December. This substantial payment was the result of significant selling early last year as the market frenzy neared its peak.

Technology stocks were not the only culprits contributing to the fund's losses. Media and telecommunications stocks, which were also among the fund's larger holdings, experienced similar setbacks. These firms, which had seen their stocks skyrocket as a result of their connections with the Internet communications revolution, couldn't avoid the fallout when the Internet bubble burst.

NO EXCUSES

We'd like to be able to say that the fund did poorly solely because the markets fared badly, but that was not the case. If you look at the benchmarks we use for comparison (shown in the table on the inside front cover), you'll see that, for the first time ever, SMALLCAP significantly lagged its universe. Why? First and foremost, despite our focus on firms with real businesses, in retrospect we owned far too much technology going into the decline, as well as too much telecommunications. While we sold some of these holdings early last year, we did not sell aggressively enough. To make matters worse, we began repurchasing many of our favorite technology stocks this January when they were down sharply from their highs, only to watch them fall again in February and March.

[Begin Sidebar]
OUR 10 MOST SUCCESSFUL HOLDINGS
Western Oil Sands (Canada;
 oil and gas exploration
 and production)                      +166.4%
Bharat Petroleum (India; oil and
 gas refining and marketing)          +129.9
Dillard's (U.S.; multiline retail
 department stores)                   +106.5
Service Corp. International
 (U.S.; funeral services)             + 94.9
Stericycle (U.S.; commercial
 services and supplies)               + 82.1
Ruby Tuesday (U.S.;
 casual restaurants)                  + 74.3
Georgia Gulf
 (U.S.; commodity chemicals)          + 52.2
Phillips-Van Heusen
 (U.S.; textiles and apparels)        + 46.2
VxTel (U.S.; semiconductor
 equipment and products)              + 45.8
Mentor (U.S.; healthcare
 equipment and supplies)              + 42.9

OUR 10 LEAST SUCCESSFUL HOLDINGS
Pixelpark (Germany; Internet
 software and services)               - 94.6%
CoSine Communications (U.S.;
 communications equipment)            - 95.1
SAVVIS Communications (U.S.;
 IT consulting and services)          - 95.1
Commtouch Software (Israel;
 Internet software and services)      - 95.7
Infosources (France; Internet
 software and services)               - 95.8
LifeMinders (U.S.; media)             - 96.2
Tumbleweed Communications
 (U.S.; Internet software
 and services)                        - 96.2
Critical Path (U.S.; Internet
 software and services)               - 96.7
Highpoint Telecommunications
 (Canada; telecommunication
 services)                            - 97.5
Versata (U.S.; systems software)      - 98.9

For stocks owned throughout the six months ended March 31, 2001
[End Sidebar]

It may also be tempting to describe this decline as the flip side of the equally unusual rally that preceded it - in other words, that we've simply given up prior gains that came all too easily. While that's true to some extent, we recognize living through such a period feels much different than that for most people. We have witnessed one of the greatest speculative investment bubbles in history; as we noted in our report one year ago, "such periods of market euphoria don't happen often, perhaps once or twice a decade at most, and typically don't end well." All too true. It may offer some consolation that SMALLCAP gained around 40% in each of its two preceding fiscal years, for an average gain of 11.3% over the two-and-a-half years through this March, but that still may not blunt the pain of the worst prolonged decline in the financial markets since the oil shocks of the 1970s.

ONE MISFORTUNE AFTER ANOTHER

While the fund owned a few stocks that did reasonably well - energy, specialty retailing and health care holdings were among the strongest - the vast majority of our holdings fell sharply. Of almost 600 stocks owned throughout the period, 94 rose in price but 481 fell.

Several factors contributed to the dramatic declines late in our fiscal year. In the technology sector, business deteriorated more quickly than anyone had anticipated. Essentially, these firms have been caught in a particularly vicious inventory cycle spiraling downward. Over the past few years, Internet companies flush with cash from public offerings and venture capital had been buying technology equipment at unprecedented - and, it turns out, unsustainable
- rates. Now, many of those companies are teetering on the edge of insolvency, unable to find additional financing, and no one is buying equipment from anyone. As orders at one company dry up, that firm stops ordering equipment from its suppliers, who don't order components from their suppliers, and so on throughout the technology industry.

Because SMALLCAP has focused on "behind the scenes" technology companies - those providing the equipment forming the Internet's backbone - this second phase of the decline was very damaging. Small-company stocks were especially vulnerable because liquidity evaporated and it became difficult, if not impossible, to sell smaller stocks at reasonable prices. This situation was magnified in markets like Japan, where liquidity is problematic in the best of times.

TOO EARLY

By late January, we thought the worst was behind us. When the Federal Reserve began lowering interest rates, we were encouraged by their commitment to keep the economy from tipping into recession and began buying again. Unfortunately, stocks that were down 70% from their highs and seemed like good buys in January are now down 90%. Knowing these companies as well as we do, we're sure we'll be happy five years from now that we own them, but we clearly moved too early.

[Begin Sidebar]
Where are SMALLCAP's holdings located?
Geographical distribution of net
assets on March 31, 2001

The Americas                              56.6%
   United States                52.1%
   Canada                        2.7
   Brazil                        1.1
   Mexico                         .6
   Other Latin America            .1

Europe                                    17.3%
   United Kingdom                5.6%
   Sweden                        3.2
   Germany                       1.9
   France                        1.2
   Denmark                        .8
   Ireland                        .7
   Norway                         .7
   Netherlands                    .6
   Finland                        .6
   Other Europe                  2.0

Asia/Pacific                              12.9%
   Japan                         4.4%
   Singapore                     2.3
   Hong Kong                     1.3
   Australia                     1.3
   India                          .7
   South Korea                    .7
   Taiwan                         .7
   Other Asia                    1.5

Other Countries                            1.9%
   Israel                        1.0%
   South Africa                   .6
   Other                          .3
Cash & Equivalents                        11.3%
Total                                    100.0%
[End Sidebar]

While the decline may still have further to go - bursting bubbles generally take longer to work out than people expect or hope - there are, in fact, many reasons for optimism. The world economy, while slowing, remains structurally sound. The Fed lowered short-term interest rates three times during the period and once again after the period ended, which gives us confidence that the U.S. economy may be able to avoid recession. We are also likely to get a significant tax cut to further stimulate the economy. Central banks in the United Kingdom, Japan and Latin America lowered interest rates for similar reasons.

USING THE DECLINE PRODUCTIVELY

We have been doing what we can to make the most of a difficult situation, primarily by focusing on what we do best: research. Our analysts have been assiduously double- and triple-checking every company's business plans and earnings progress and sharing that knowledge widely within the organization. We're taking advantage of this information to upgrade the quality of the fund's portfolio. With numerous stocks that were once too expensive now offering good value, and many stocks of companies outside of our buying range now well inside it, we are repositioning the portfolio to focus on companies in which we have the highest confidence.

We've been just as likely to find values in Asia as in Europe or the United States. With currency values down everywhere against the dollar, manufacturers around the world are becoming more globally competitive and, in many cases, their stocks represent compelling value.

KEEPING IT IN PERSPECTIVE

Over the past 20 years, it's been easy to forget that market declines are a natural part of the investing process. We've had few substantial downturns and none of any significant duration - a tailwind unprecedented in the history of financial markets. Many people may find it a bit disconcerting that this golden era has come to an end. We, on the other hand, take comfort in history and believe this is an ideal environment for research to prove its value.

The market will recover; the only question is when. While many investors may have temporarily forgotten that there is indeed a technology revolution taking place, and a health care revolution and a communications revolution, our analysts are out there identifying the next group of leaders. We're confident they will be successful in that endeavor.

We appreciate your patience and look forward to reporting to you again in six months' time.

Cordially,
/s/ Gordon Crawford
Gordon Crawford

Chairman of the Board
/s/  Gregory W. Wendt
Gregory W. Wendt
President

May 14, 2001


SMALLCAP World Fund - As of 3/31/2001
                                                                                       Percentage Price
                                                                   Percent of        Change for the Six
LARGEST EQUITY HOLDINGS                                            Net Assets      Months Ended 3/31/01
  1 Arthur J. Gallagher                                                 1.32%                    -6.30%
  2 Semtech                                                               1.22                    -31.74
  3 Extended Stay America                                                 1.01                   +13.21
  4 Westwood One                                                           .84                    +7.38
  5 Michaels Stores                                                        .72                    -25.16
  6 Cheesecake Factory                                                     .64                    -14.88
  7 Cambrex                                                                .63                   +12.30
  8 Scios                                                                  .62                  -71.25*
  9 OM Group                                                               .61                   +22.06
 10 Black Box                                                              .59                    -4.42

*Since November 29, 2000, date of first purchase.


[pie chart]
INDUSTRY DIVERSIFICATION
(% of net assets XX.XX%)

Media                                                                    8.81%
Semiconductor Equipment & Products                                       8.30
Hotels, Restaurants & Leisure                                            5.93
Software                                                                 4.61
Electronic Equipment & Instruments                                       4.54
All Other Industries                                                    56.50
Cash & Equivalents                                                      11.31

[end pie chart]

                                                                                                 >c>
 Smallcap World Fund, Inc.
 Investment Portfolio, March 31, 2001

                                                                                                                Unaudited

                                                                                       Shares or       Market     Percent
 EQUITY SECURITIES (common and preferred stocks                                        Principal        Value      of Net
  and convertible debentures)                                                             Amount         (000)     Assets


 MEDIA  -  8.81%
 Westwood One, Inc. (USA) /1/                                                           3,356,800       77,274         .84
 DoubleClick Inc. (USA) /1/                                                             4,075,000       47,117         .51
 UnitedGlobalCom, Inc., Class A (USA) /1/                                               3,250,000       42,656         .46
 United Television, Inc. (USA)                                                            289,600       32,942         .36
 SBS Broadcasting SA (Luxembourg) /1//2/                                                1,457,000       28,229         .31
 Fox Kids Europe NV (Netherlands) /1/                                                   2,988,000       26,265         .29
 Key3Media Group, Inc. (USA) /1/                                                        1,750,000       20,825         .23
 Nasionale Pers Beperk, Class N (South Africa)                                          6,200,000       20,796         .23
 Crown Media Holdings, Inc., Class A (USA) /1/                                          1,030,000       19,570         .21
 SMG PLC (United Kingdom)                                                               6,491,601       18,709         .20
 Corp. Interamericana de Entretenimiento,                                               4,886,052       18,338         .20
  SA de CV, Class B (Mexico) /1/
 Alliance Atlantis Communications Inc.,                                                 1,616,450       17,932         .19
  nonvoting, Class B (Canada) /1/
 PRIMEDIA Inc. (USA) /1/                                                                2,747,046       17,306         .19
 Metro International SA, Class B (Sweden) /1/                                           1,295,400        7,978
 Metro International SA, Class A /1/                                                      843,910        4,872
 Metro International SA, Class A, USD denominated /1/                                     421,533        2,108
 Metro International SA, Class B, USD denominated /1/                                     332,200        1,910         .18
 Groupe AB SA (ADR) (France)                                                            1,008,900       16,395         .18
 Antenna TV SA (ADR) (Greece) /1/                                                         900,000       15,356         .17
 Toei Animation Co., Ltd. (Japan)                                                         240,000       14,220         .15
 Chrysalis Group PLC (United Kingdom)                                                   3,465,500       13,776         .15
 Class Editori SpA, Class A (Italy)                                                     1,360,000       13,012         .14
 Corus Entertainment Inc., nonvoting, Class B                                             540,000       12,666         .14
  (Canada) /1/
 HIT Entertainment PLC (United Kingdom) /3/                                             1,504,600        6,750
 HIT Entertainment PLC                                                                  1,216,890        5,459         .13
 HotJobs.com, Ltd. (USA) /1/ /2/                                                        2,350,000       11,897         .13
 NRJ (France)                                                                             624,402       11,526         .12
 MIH Holdings Ltd. (South Africa) /1/                                                   5,880,732       11,203         .12
 Cumulus Media Inc., Class A (USA) /1/                                                  1,840,000       10,637         .12
 Village Roadshow Ltd. (Australia)                                                     11,701,596        7,135
 Village Roadshow Ltd., Class A, 5.50% preferred                                        7,094,528        3,461         .11
 Phoenix Satellite Television Holdings Ltd.                                            55,250,000       10,201         .11
  (Hong Kong) /1/
 Sportsworld Media Group PLC (United Kingdom) /1/                                       1,771,325        9,179         .10
 Borussia Dortmund GmbH & Co. KGaA (Germany) /1//2/                                     1,267,500        9,136         .10
 Information Holdings Inc. (USA) /1/                                                      425,000        9,095         .10
 MIH Ltd., Class A (South Africa) /1/                                                     718,000        8,885         .10
 IM Internationalmedia AG (Germany) /1/                                                   430,000        8,807         .10
 Sanctuary Group PLC (United Kingdom)                                                   8,609,854        8,373         .09
 Rural Press Ltd. (Australia)                                                           3,726,466        8,289         .09
 CanWest Global Communications Corp. (Canada)                                           1,154,946        8,054
 CanWest Global Communications Corp., nonvoting,                                           14,321           99         .09
  Class A
 Austereo Group Ltd. (Australia) /1/                                                    9,820,000        8,143         .09
 NTV Broadcasting Co. (GDR) (Russia) /1//3//4/                                            812,520        8,000         .09
 P4 Radio Hele Norge ASA (Norway) /2/                                                   1,648,000        7,850         .09
 DAS WERK AG (Germany) /1/                                                                383,900        7,761         .08
 Mondo TV SpA (Italy) /1/                                                                 117,000        7,656         .08
 Constantin Film AG (Germany) /1/                                                         483,500        7,501         .08
 Astral Media Inc., Class A (Canada)                                                      250,000        6,973         .08
 MDC Communications Corp., Class A (Canada) /1/                                           970,933        6,463         .07
 Tamedia AG (Switzerland) /1/                                                              65,000        6,357         .07
 ITE Group PLC (United Kingdom)                                                        10,408,233        6,132         .07
 BKN International AG (Germany) /1/ /2/                                                   500,000        5,933         .06
 Zenrin Co., Ltd. (Japan)                                                                 492,000        5,145         .06
 Modern Times Group MTG AB, Class B (ADR)                                                  41,200        4,944         .05
  (Sweden) /1/
 VIVA Media AG (Germany) /1/                                                              550,000        4,496         .05
 Impresa SGPS, SA (Portugal) /1/                                                        1,100,000        4,380         .05
 Roularta Media Group NV (Belgium)                                                        150,000        4,285         .05
 Primedia Ltd., units (South Africa)                                                    7,971,578        4,282         .05
 AVEX Inc. (Japan)                                                                         65,000        4,265         .05
 Gaumont SA (France)                                                                       81,974        3,812         .04
 CINAR Corp., Class B (Canada) /1/                                                      1,042,700        3,649         .04
 Lions Gate Entertainment Corp. (Canada) /1/                                            1,884,134        3,464         .04
 Photobition Group PLC (United Kingdom) /2/                                             4,700,000        2,602
 Photobition Group PLC /2/ /3/                                                          1,500,000          831         .04
 Incisive Media PLC (United Kingdom) /1/                                                1,650,000        3,162         .03
 SuperSport International Holdings Ltd.(South Africa)                                   6,290,800        3,143         .03
 Austar United Communications Ltd. (Australia) /1/                                      7,890,000        3,083
 Austar United Communications Ltd., rights,                                             3,381,428           20         .03
  expire 2001 /1/
 Zee Telefilms Ltd. (India)                                                             1,100,000        2,856         .03
 Kinowelt Medien AG (Germany) /1/                                                         474,000        2,792         .03
 RG Capital Radio Ltd. (Australia)                                                      2,735,000        2,535         .03
 Music Choice Europe PLC (United Kingdom) /1/                                           3,700,000        2,521         .03
 Envoy Communications Group Inc. (Canada) /1//3/                                          996,000        2,305         .02
 TV-Loonland AG (Germany) /1/                                                             100,000        2,250         .02
 TNT-Teleset (GDR) (Russia) /1/ /3/ /4/                                                   287,324        2,000         .02
 InternetStudios.com, Inc. (USA) /1//2//3//4/                                             793,420        1,602
 InternetStudios.com, Inc. /1//2//3/                                                      156,580          372         .02
 Alma Media Oyj (Finland)                                                                 107,400        1,888         .02
 Modalis Research Technologies, Inc. (USA) /1//3//4/                                      966,793        1,875         .02
 H5B5 Media AG (Germany) /1/                                                              204,000        1,865         .02
 StoryFirst Communications Inc., Class B,                                                   4,022        1,709         .02
  convertible preferred (USA) /1//3//4/
 VCL Film + Medien AG (Germany) /1/                                                       600,000        1,477         .02
 Television Eighteen Ltd. (India)                                                         543,200        1,463         .02
 Kinepolis Group NV (Belgium)                                                              89,485        1,439         .02
 United Broadcasting Corp. (Thailand) /1/                                               5,800,000        1,418         .02
 BAC Majestic (France) /1/                                                                200,000        1,318         .01
 Pentamedia Graphics Ltd. (India)                                                         650,000        1,250         .01
 RTV Family Entertainment AG (Germany) /1/                                                460,000         1213         .01
 Southern Star Group Ltd. (Australia)                                                   3,290,000          562         .01
 digital advertising AG (Germany) /1/                                                     180,000          475         .00
 LifeMinders, Inc. (USA) /1/                                                              420,000          367         .00
 ARBOmedia.net AG (Germany) /1/                                                            91,000          344         .00
 GTR Group Inc. (Canada) /1/                                                                  100

 SEMICONDUCTOR EQUIPMENT & PRODUCTS -  8.30%
 Semtech Corp. (USA) /1/ /2/                                                            3,800,000      111,862        1.22
 Micrel, Inc. (USA) /1/                                                                 1,794,000       50,120         .55
 Exar Corp. (USA) /1/ /2/                                                               2,500,000       49,062         .53
 TranSwitch Corp. (USA) /1/                                                             2,999,200       39,364         .43
 CTS Corp. (USA) /2/                                                                    1,800,000       37,350         .40
 MIPS Technologies, Inc., Class A (USA) /1/                                               885,000       22,014
 MIPS Technologies, Inc., Class B /1/                                                     600,000       13,800         .39
 Varian Semiconductor Equipment Associates, Inc.                                          965,000       30,820         .34
  (USA) /1/
 ASM Pacific Technology Ltd. (Hong Kong)                                               18,316,500       30,766         .33
 Power Integrations, Inc. (USA) /1//2/                                                  1,731,400       29,867         .33
 Elantec Semiconductor, Inc. (USA) /1/                                                  1,100,000       29,219         .32
 ANADIGICS, Inc. (USA) /1/ /2/                                                          1,750,000       23,188         .25
 Advanced Energy Industries, Inc. (USA) /1/                                               700,000       18,069         .20
 Cymer, Inc. (USA) /1/                                                                    800,000       17,304         .19
 Microchip Technology Inc. (USA) /1/                                                      630,700       15,965         .17
 Brooks Automation, Inc. (USA) /1/                                                        400,000       15,900         .17
 ASAT Holdings Ltd. (ADR) (Hong Kong) /1/                                               3,447,000       13,788         .15
 SIPEX Corp. (USA) /1/ /2/                                                              1,450,000       13,548         .15
 BE Semiconductor Industries, NV (Netherlands) /1/                                      1,339,100       11,594         .13
 Kopin Corp. (USA) /1/                                                                  2,000,000       11,500         .13
 ELMOS Semiconductor AG (Germany)                                                         520,000       10,513         .11
 ChipPAC, Inc., Class A (USA) /1/                                                       2,016,900        9,832         .11
 Silicon Laboratories Inc. (USA) /1/                                                      480,000        9,540         .10
 GlobeSpan, Inc. (USA) /1/                                                                435,000        9,516         .10
 Melexis NV (Belgium) /1/                                                               1,000,000        9,054         .10
 Siliconware Precision Industries Co., Ltd.                                            10,850,000        8,978         .10
  (Taiwan) /1/
 Dallas Semiconductor Corp. (USA)                                                         330,000        8,583         .09
 Ando Electric Co., Ltd. (Japan) /1/                                                    1,111,000        8,306         .09
 QuickLogic Corp. (USA) /1/ /2/                                                         1,435,000        7,982         .09
 LTX Corp. (USA) /1/                                                                      400,000        7,475         .08
 Malaysian Pacific Industries Bhd. (Malaysia)                                           2,277,200        7,371         .08
 O2Micro International Ltd. (USA) /1/                                                   1,250,000        7,344         .08
 Axcelis Technologies, Inc. (USA) /1/                                                     600,000        6,937         .08
 S.O.I.TEC SA (France) /1/                                                                440,000        6,764         .07
 Fairchild Semiconductor Corp., Class A (USA) /1/                                         500,000        6,660         .07
 Zeevo, Inc., Series C, convertible preferred                                           1,587,301        6,000         .07
  (USA) /1//2//3//4/
 VxTel, Inc. (USA) /1//3//4/                                                              560,225        5,834         .06
 PixelFusion Ltd. (United Kingdom) /1//3//4/                                            2,300,000        4,898         .05
 Marvell Technology Group Ltd. (formerly Galileo                                          404,400        4,878         .05
  Technology Ltd.) (USA) /1/
 DuPont Photomasks, Inc. (USA) /1/                                                        110,000        4,827         .05
 Power X Ltd. (United Kingdom) /1//3//4/                                                3,413,316        4,701         .05
 MegaChips Corp. (Japan)                                                                  120,000        4,295         .05
 Lasertec Corp. (Japan)                                                                   294,000        3,881         .04
 Photronics, Inc. (USA) /1/                                                               135,000        3,333         .04
 Metalink Ltd. (Israel) /1/                                                               400,000        3,125         .03
 Procomp Informatics Ltd. (Taiwan) /1/                                                    761,960        2,594         .03
 GSI Lumonics Inc. (Canada) /1/                                                           267,000        2,048         .02
 Applied Micro Circuits Corp. (formerly MMC                                               100,000        1,650         .02
  Networks, Inc.) (USA) /1/
 Metron Technology NV (Netherlands) /1/                                                   225,000        1,132         .01
 Tioga Technologies Ltd. (Israel) /1/                                                      35,000           22         .00

 HOTELS, RESTAURANTS & LEISURE  -  5.93%
 Extended Stay America, Inc. (USA) /1//2/                                               6,190,000       92,850        1.01
 Cheesecake Factory Inc. (USA) /1//2/                                                   1,608,250       59,204         .64
 J D Wetherspoon PLC (United Kingdom)                                                   9,404,935       48,311         .53
 Bally Total Fitness Holding Corp. (USA) /1//2/                                         1,419,900       41,816         .45
 Vail Resorts, Inc. (USA) /1/                                                           1,711,300       34,226         .37
 Orient-Express Hotels Ltd., Class A (USA) /1/                                          1,513,000       27,234         .30
 Mandarin Oriental International Ltd. (Singapore)                                      43,000,000       25,800         .28
 Ruby Tuesday, Inc. (USA)                                                               1,300,000       25,493         .28
 P.F. Chang's China Bistro, Inc. (USA)  /1//2//3/                                         675,000       23,625
 P.F. Chang's China Bistro, Inc. /1//2/                                                    50,500        1,768         .28
 Boca Resorts, Inc., Class A (USA) /1/                                                  1,295,000       15,022
 Boca Resorts, Inc., Class A, 1997 Series  /1//3/                                         500,000        5,800
 Boca Resorts, Inc., Class A, 1999 Series /1//3/                                          231,730        2,688         .26
 Triarc Companies, Inc., Class A (USA) /1/                                                950,000       23,370         .25
 Elior (France) /1/                                                                     1,626,500       21,016         .23
 American Classic Voyages Co. (USA) /1//2/                                              1,340,000       16,750         .18
 Steak n Shake Co. (formerly Consolidated                                               1,718,750       14,781         .16
  Products, Inc.) (USA) /1//2/
 Luminar PLC (United Kingdom)                                                           1,300,000       13,288         .14
 Scandic Hotels AB (Sweden)                                                               822,600        8,945         .10
 Mandalay Resort Group (USA) /1/                                                          418,500        8,357         .09
 Fitness First PLC (United Kingdom) /1/                                                 1,060,000        8,006         .09
 Morton's Restaurant Group, Inc. (USA) /1//2/                                             396,000        7,801         .08
 NH Hoteles, SA (Spain) /1/                                                               450,000        5,530         .06
 Papa John's International, Inc. (USA) /1/                                                230,000        5,477         .06
 PizzaExpress PLC (United Kingdom)                                                        340,000        4,091         .04
 I T International Theatres Ltd. (Israel) /1//3/                                          300,000        2,670
 I T International Theatres Ltd. /1/                                                       75,000          667         .04
 BETandWIN.com Interactive Entertainment AG                                               350,000        1,308         .01
  (Austria) /1/

 SOFTWARE  -  4.61%
 HNC Software Inc. (USA) /1//2/                                                         2,089,000       36,688         .40
 Macromedia, Inc. (USA) /1/                                                             2,200,000       35,337         .38
 Baltimore Technologies PLC (United Kingdom)/1/                                        19,961,300       25,293
 Baltimore Technologies PLC (ADR)  /1/                                                    489,000        1,299         .29
 Documentum, Inc. (USA) /1/ /2/                                                         2,366,900       26,036         .28
 Take-Two Interactive Software, Inc. (USA) /1//3/                                         900,000       12,839
 Take-Two Interactive Software, Inc. /1/                                                  650,000        9,273         .24
 SuSE Linux AG (Germany) /1/ /2/ /3/ /4/                                                   37,813       17,580         .19
 InterTrust Technologies Corp. (USA) /1/                                                3,740,000       16,830         .18
 OPNET Technologies, Inc. (USA) /1/ /2/                                                 1,000,500       15,758         .17
 Telelogic AB (Sweden) /1/                                                              4,708,000       14,860         .16
 MMC AS (Norway) /1/ /3/ /4/                                                            4,150,000       11,788         .13
 Ubizen (Belgium) /1/                                                                   1,068,000       11,641         .13
 Manugistics Group, Inc. (USA) /1/                                                        575,000       10,530         .12
 Aspen Technology, Inc. (USA) /1/                                                         437,500       10,445         .11
 diCarta, Series C, convertible preferred                                               1,650,165       10,000         .11
  (USA) /1//2//3//4/
 Radiant Systems, Inc. (USA) /1/                                                          722,850        9,984         .11
 Inktomi Corp. (USA) /1/                                                                1,500,000        9,975         .11
 ONYX Software Corp. (USA) /1/                                                          1,205,000        9,678         .11
 Aldata Solution Oyj (Finland) /1/                                                      2,633,000        8,216         .09
 NetIQ Corp. (USA) /1/                                                                    405,000        7,644         .08
 Sectra AB, Class B (Sweden)                                                            1,640,000        6,802         .07
 TTI Team Telecom International Ltd. (Israel) /1/                                         529,250        6,748         .07
 SmartForce PLC (ADR) (Ireland) /1/                                                       300,000        6,656         .07
 Ubi Soft Entertainment SA (France) /1/                                                   200,000        6,239         .07
 Numerical Technologies, Inc. (USA) /1/                                                   625,700        6,179         .07
 Eclipsys Corp. (USA) /1/                                                                 300,000        5,850         .06
 Infoteria Corp. (Japan) /1//2//3//4/                                                       2,672        5,313         .06
 AIT Group PLC (United Kingdom)                                                           430,000        5,268         .06
 Monterey Design Systems Inc., Series E,                                                1,000,000        5,250         .06
 convertible preferred (USA) /1//3//4/
 PCA Corp. (Japan) /2/                                                                    507,000        4,718         .05
 Computer Access Technology Corp. (USA) /1//2/                                            969,100        4,664         .05
 Technology Nexus AB (Sweden) /1/                                                         837,500        4,312         .05
 Mentor Graphics Corp. (USA) /1/                                                          200,000        4,125         .05
 RADWARE Ltd. (Israel) /1/                                                                360,000        4,072         .04
 Teligent AB (Sweden) /1/                                                                 750,600        3,684         .04
 M2S Sverige AB, Class B (Sweden) /1/                                                     820,000        3,275         .04
 Woodland Corp. (Japan)                                                                   345,000        3,210         .04
 Digital Bros SpA (Italy) /1/                                                             300,000        3,131         .03
 patsystems PLC (United Kingdom) /1/                                                    3,540,193        3,091         .03
 TECMO, Ltd. (Japan)                                                                      250,000        2,913         .03
 EXE Technologies, Inc. (USA) /1/                                                         409,000        2,761         .03
 Broadbase Software, Inc. (USA) /1/                                                     1,079,400        2,192         .02
 Stonesoft Oyj (Finland) /1/                                                              480,000        1,941         .02
 Think Tools AG (Switzerland) /1/                                                          50,452        1,889         .02
 Bricsnet NV (Belgium) /1/                                                                323,000        1,703         .02
 Access Co., Ltd. (Japan) /1/                                                                  57        1,677         .02
 @Comm Corp., Series B, convertible preferred                                             230,000        1,207         .01
  (USA) /1//3/
 OpenTV Corp., Class A (USA) /1/                                                          115,900        1,101         .01
 Tecnomatix Technologies Ltd. (Israel) /1/                                                241,600          921         .01
 ImagicTV Inc. (Canada) /1/                                                               570,000          855         .01
 Versata, Inc. (USA) /1//2/                                                             2,647,800          745         .01
 IXLA Ltd. (Australia) /1/                                                                190,115           11         .00

 ELECTRONIC EQUIPMENT & INSTRUMENTS -  4.54%
 Venture Manufacturing (Singapore) Ltd. (Singapore)                                     5,887,000       41,428
 Venture Manufacturing (Singapore) Ltd. /3/                                             1,562,600       10,996         .57
 DDI Corp. (USA) /1//2/                                                                 2,470,000       41,681         .45
 Orbotech Ltd. (Israel) /1/                                                             1,132,600       35,181         .38
 Trimble Navigation Ltd. (USA) /1//2/                                                   1,500,000       28,406         .31
 Micronic Laser Systems AB (Sweden) /1//2/                                                852,810       16,905
 Micronic Laser Systems AB /1//2//3/                                                      466,666        9,251         .28
 DSP Group, Inc. (USA) /1//2/                                                           1,611,000       24,971         .27
 Tohoku Pioneer Corp. (Japan)                                                             598,000       24,255         .26
 Newport Corp. (USA)                                                                      800,000       23,408         .26
 Vaisala Oyj, Class A (Finland)                                                           769,000       18,589         .20
 Omni Industries Ltd. (Singapore)                                                      12,600,000       18,362         .20
 Flextronics International Ltd.(Singapore) /1/                                          1,000,000       15,000         .16
 Yamaichi Electronics Co., Ltd. (Japan)                                                   791,000       12,236         .13
 Hana Microelectronics PCL (Thailand) /2/                                               8,600,000       12,040         .13
 Tandberg Television AS (Norway) /1/                                                    1,604,000       11,390         .12
 Acer Display Technology (Taiwan) /1//3/                                                9,687,162       10,589         .12
 ERG Ltd. (Australia)                                                                  14,035,020        9,379         .10
 Yamatake Corp. (Japan)                                                                   961,000        7,872         .09
 Perlos Oyj (Finland)                                                                     757,300        7,422         .08
 QPL International Holdings Ltd. (Hong Kong) /1/                                       17,034,600        6,935
 QPL International Holdings Ltd., warrants,                                             3,406,920          306         .08
  expire 2004 /1/
 Sanmina Corp. (USA) /1/                                                                  290,448        5,682         .06
 Pan Jit International Inc. (Taiwan) /1/                                                2,236,699        5,191         .06
 Elron Electronic Industries Ltd. (Israel)                                                403,668        4,941         .05
 Keithley Instruments, Inc. (USA)                                                         300,000        4,860         .05
 Imax Corp. (Canada) /1/                                                                1,460,000        4,517         .05
 Robotic Technology Systems PLC (United                                                   500,000        2,456         .03
  Kingdom) /1/
 Orad Hi-Tec Systems Ltd. (Israel) /1/                                                    300,000        1,780         .02
 AimGlobal Technologies Co. Inc. (Canada) /1/                                             650,000        1,504         .02
 vi[z]rt (Israel) /1/                                                                     395,188          538         .01

 BIOTECHNOLOGY -  4.49%
 Scios Inc. (USA) /1//2/                                                                2,500,000       57,500         .62
 IDEXX Laboratories, Inc. (USA) /1//2/                                                  2,181,300       47,852         .52
 Aviron (USA) /1/                                                                       1,031,100       42,855         .46
 ImClone Systems Inc. (USA) /1/                                                         1,200,000       39,825         .43
 OSI Pharmaceuticals, Inc. (USA) /1/                                                      500,000       19,813
 OSI Pharmaceuticals, Inc. /1//3/                                                         337,000       13,354         .36
 Protein Design Labs, Inc. (USA) /1/                                                      504,000       22,428         .24
 XOMA Ltd. (USA) /1//3/                                                                 2,000,000       14,406         .16
 Matrix Pharmaceutical, Inc. (USA) /1//2//3/                                            1,500,000       13,500         .15
 Avigen, Inc. (USA) /1//2/                                                              1,050,000       12,797         .14
 Digene Corp. (USA) /1/                                                                   800,000       12,200         .13
 Neurocrine Biosciences, Inc. (USA) /1/                                                   550,000       11,344         .12
 ILEX Oncology, Inc. (USA) /1/                                                            707,000       10,782         .12
 Amylin Pharmaceuticals, Inc. (USA) /1//3/                                                922,933        9,172         .10
 Corvas International, Inc. (USA) /1/                                                   1,010,000        9,090         .10
 Cephalon, Inc. (formerly Anesta Corp.)                                                   179,545        8,629         .09
  (USA) /1/
 Invitrogen Corp. (USA) /1/                                                               140,000        7,679         .08
 CV Therapeutics, Inc. (USA) /1/                                                          200,000        6,600         .07
 Vical Inc. (USA) /1/                                                                     665,000        6,359         .07
 NeoRx Corp. (USA) /1//2//3/                                                            1,450,000        6,072         .07
 NexMed, Inc. (USA) /1//3/                                                              1,100,000        4,813
 NexMed, Inc., warrants, expire 2002 /1//3//4/                                            385,000          478         .06
 CuraGen Corp. (USA) /1/                                                                  225,000        5,273         .06
 Myriad Genetics, Inc. (USA) /1/                                                          130,000        5,273         .06
 Corixa Corp. (USA) /1/                                                                   600,000        4,800         .05
 Cambridge Antibody Technology Group PLC                                                  160,000        4,358         .05
  (United Kingdom) /1/
 AVANT Immunotherapeutics, Inc. (USA) /1/                                                 803,800        3,466
 AVANT Immunotherapeutics, Inc. /1//3/                                                    200,000          863         .05
 Versicor Inc. (USA) /1/                                                                  447,000        3,604         .04
 Control Delivery Systems Inc., Series A,                                                  55,824        3,000         .03
  convertible preferred (USA) /1//3//4/
 Forbes Medi-Tech Inc. (Canada) /1/                                                     1,000,000        2,060         .02
 Neurobiological Technologies, Inc. (USA) /1//3/                                          900,000        1,659         .02
 Genetronics Biomedical Ltd. (Canada) /1//2/                                            2,090,000        1,457         .02

 INTERNET SOFTWARE & SERVICES -  4.18%
 Retek Inc. (USA) /1/                                                                   2,206,645       41,513         .45
 webMethods, Inc. (USA) /1/                                                             1,796,000       37,491         .41
 Hotel Reservations Network, Inc., Class A                                              1,050,000       27,037         .29
  (USA) /1/
 MatrixOne, Inc. (USA) 1/                                                               1,300,000       22,181         .24
 CNET Networks, Inc. (formerly Ziff-Davis Inc.)                                         1,946,068       21,772         .24
  (USA) /1/
 BridgeSpan, Inc., Series B, convertible                                                1,770,000       17,558         .19
  preferred (USA) /1//2//3//4/
 GoTo.com, Inc. (USA) /1/                                                               2,144,400       16,820         .18
 Travelocity.com Inc. (USA) /1/                                                         1,060,000       15,701         .17
 NCsoft Corp. (South Korea) /1/                                                           224,000       14,585         .16
 Orbiscom Ltd. (Ireland) /1//3//4/                                                      1,301,958       12,144         .13
 Selectica, Inc. (USA) /1//2/                                                           2,250,000       11,700         .13
 Universal Access, Inc. (USA) /1/                                                       2,050,000       11,685         .13
 America Online Latin America, Inc.,                                                    2,350,000       11,016         .12
  Class A (USA) /1/
 I-many, Inc. (USA) /1/                                                                   967,600       11,006         .12
 DigitalThink, Inc. (USA) /1/                                                             896,100        9,353         .10
 InterCept Group, Inc. (USA) /1/                                                          350,000        8,969         .10
 Embarcadero Technologies, Inc. (USA) /1/                                                 487,800        8,110         .09
 NetRatings, Inc. (USA) /1/                                                               650,000        7,313         .08
 MeetChina.com, Series C, convertible                                                     389,416        7,300         .08
  preferred (USA) /1//3//4/
 Integra SA (France) /1//2/                                                             2,797,500        6,639         .07
 VIA NET.WORKS, Inc. (USA) /1/                                                          2,358,800        6,192         .07
 Parthus Technologies PLC (Ireland)/1/                                                  4,546,000        5,641         .06
 EventSource.com, Inc., Series B, convertible                                             514,933        5,000         .05
  preferred (USA) /1//3//4/
 Corillian Corp. (USA) /1/                                                                800,000        4,750         .05
 Expedia, Inc., Class A (USA) /1/                                                         360,800        4,713         .05
 LookSmart, Ltd. (USA) /1/                                                              3,346,400        4,497         .05
 SecureNet Ltd. (Australia) /1/                                                         3,315,256        3,525         .04
 SportsLine.com, Inc. (USA) /1/                                                           902,200        3,327         .04
 RADVision Ltd. (Israel) /1/                                                              420,000        2,914         .03
 Tumbleweed Communications Corp. (USA) /1//2/                                           1,500,000        2,906         .03
 WEB.DE AG (Germany) /1/                                                                  686,300        2,865         .03
 Digex, Inc., Class A (USA) /1/                                                           182,700        2,546         .03
 autobytel.com inc. (USA) /1//2/                                                        1,320,000        2,104         .02
 Teamtalk.com Group PLC (United Kingdom) /1/                                           10,685,000        1,744         .02
 Ask Jeeves, Inc. (USA) /1/                                                             1,500,000        1,641         .02
 Commerx, Inc., Series B, convertible                                                     321,802        1,400         .02
  preferred (USA) /1//3//4/
 gameplay PLC (United Kingdom) /1//2/                                                   3,500,000        1,292         .01
 GFT Technologies AG (Germany) /1/                                                        168,000        1,240         .01
 M-Web Holdings Ltd. (South Africa) /1/)                                                6,652,196        1,097         .01
 Day Interactive Holding AG (Switzerland) /1/                                              30,000          968         .01
 Internet Gold - Golden Lines Ltd. (Israel) /1/                                           535,000          669         .01
 FI System SA (France) /1/                                                                156,000          573
 FI System SA, warrants, expire 2002 /1/                                                   72,595           38         .01
 Internolix AG Electronic Business Software                                                87,300          545         .01
  & Solutions (Germany) /1/
 Launch Media, Inc. (USA) /1/                                                             300,000          544         .01
 Commtouch Software Ltd. (Israel) /1/                                                     630,000          512         .01
 Scandinavia Online AB (Sweden) /1/                                                       262,500          455         .00
 Critical Path, Inc. (USA) /1/                                                            175,256          356
 Critical Path, Inc., tranche2  /1//3//4/                                                  10,365           19         .00
 secunet Security Networks AG (Germany) /1/                                                55,000          251         .00
 Pixelpark AG (Germany) /1/                                                                50,000          222         .00
 Cross Systems SA (France) /1/                                                             41,500          192         .00
 WWL Internet AG (Germany) /1/                                                            120,000          135         .00
 Andrx Corp. - Cybear Group (formerly Cybear                                              256,108          108         .00
  Group) (USA) /1/
 Infosources (France) /1/                                                                 117,202           60         .00

 SPECIALTY RETAIL  -  4.05%
 Michaels Stores, Inc. (USA) /1//2/                                                     2,215,000       66,311         .72
 JJB Sports PLC (United Kingdom)                                                        5,725,000       47,954         .52
 Payless ShoeSource, Inc. (USA) /1/                                                       660,700       41,129         .45
 DFS Furniture Co. PLC (United Kingdom) /2/                                             6,707,700       36,473         .40
 KOMERI Co., Ltd. (Japan)                                                               1,562,600       29,204         .32
 Consolidated Stores Corp. (USA) /1/                                                    2,500,000       25,125         .27
 Esprit Holdings Ltd. (Hong Kong)                                                      19,412,000       21,655         .24
 Claire's Stores, Inc. (USA)                                                            1,100,000       19,470         .21
 Zale Corp. (USA) /1/                                                                     636,800       18,467         .20
 Giordano International Ltd. (Hong Kong)                                               25,648,000       12,579         .14
 Sharper Image Corp. (USA) /1//2/                                                         775,000        8,186         .09
 AnnTaylor Stores Corp. (USA) /1/                                                         300,000        7,965         .09
 Too, Inc. (USA) /1/                                                                      350,000        6,559         .07
 Williams-Sonoma, Inc. (USA) /1/                                                          225,000        5,906         .06
 Chico's FAS, Inc. (USA) /1/                                                              167,500        5,496         .06
 Whitehall Jewellers, Inc. (USA) /1/                                                      696,100        5,423         .06
 Jo-Ann Stores, Inc., Class A (USA) /1//2/                                                525,000        2,310
 Jo-Ann Stores, Inc., Class B /1//2/                                                      525,000        1,785         .04
 Homac Corp. (Japan)                                                                      506,047        3,743         .04
 Rent-Way, Inc. (USA) /1/                                                                 711,900        3,680         .04
 Restoration Hardware, Inc. (USA) /1/                                                     450,000        2,025         .02
 Cost Plus, Inc. (USA) /1/                                                                 60,000        1,384         .01
 Homeplace of America Inc. (USA) /1//4/                                                    22,536          181
 Homeplace of America Inc., Series A, warrants,                                           112,679            0         .00
  expire 2004 /1//4/

 COMMERCIAL SERVICES & SUPPLIES  -  3.63%
 Career Education Corp. (USA) /1/                                                         660,800       33,205         .36
 ChoicePoint Inc. (USA) /1/                                                               900,000       30,420         .33
 Group 4 Falck A/S (Denmark)                                                              246,050       25,801         .28
 MemberWorks Inc. (USA) /1//2/                                                          1,000,000       23,500         .25
 ISS-International Service System A/S                                                     340,000       18,428         .20
  (Denmark) /1/
 Stericycle, Inc. (USA) /1/                                                               350,000       15,619         .17
 PSD Group PLC (United Kingdom) /2/                                                     1,628,000       15,393         .17
 Singapore Exchange Ltd. (Singapore)                                                   20,519,000       12,848         .14
 Corporate Services Group PLC, 7.50% convertible                                       6,000,000         4,941
  debentures 2005 (United Kingdom)
 Corporate Services Group PLC /1//3/                                                    7,528,427        4,170
 Corporate Services Group PLC /1/                                                       5,800,000        3,213         .13
 Mosaic Group Inc. (Canada) /1//2/                                                      4,285,800       11,546         .13
 MCSi, Inc. (USA) /1//2/                                                                  777,300       11,514         .12
 Ionics, Inc. (USA) /1/                                                                   357,900        9,305         .10
 DIS Deutscher Industrie Service AG (Germany)                                             340,000        8,816         .10
 Gunnebo AB (Sweden) /1/                                                                  960,000        8,268         .09
 ZOOTS, Series B, convertible preferred                                                 3,040,974        7,907         .09
  (USA) /1//2//3//4/
 Michael Page International PLC (United                                                 3,000,000        7,624         .08
  Kingdom) /1/
 Robert Walters PLC (United Kingdom) /1/                                                3,500,000        7,503         .08
 POOLiA AB, Class B (Sweden) /1/                                                          259,015        7,477         .08
 Informatics Holdings Ltd. (Singapore)                                                 15,400,000        7,339         .08
 MITIE Group PLC (United Kingdom)                                                       1,500,000        6,453         .07
 Tetra Tech, Inc. (USA) /1/                                                               300,000        6,075         .07
 ALTEN SA (France) /1/                                                                     49,500        5,487         .06
 Dogan Yayin Holding AS (Turkey) /1/                                                1,779,142,330        4,581         .05
 ProBusiness Services, Inc. (USA)/1/                                                      200,000        4,388         .05
 Kanamoto Co., Ltd. (Japan)                                                             1,086,000        4,344         .05
 Art'e SpA (Italy) /1/                                                                    120,000        4,170         .04
 Reliance Security Group PLC (United Kingdom)                                             440,000        4,135         .04
 Trafficmaster PLC (United Kingdom) /1/                                                 1,005,833        3,784         .04
 StepStone ASA (Norway) /1/                                                             6,480,000        3,610         .04
 SNT Group NV (Netherlands) /1/                                                           155,000        3,420         .04
 D Interactive (France) /1//2/                                                            503,500        3,275         .04
 Proffice AB, Class B (Sweden) /1/                                                        180,000        3,057         .03
 Duratek, Inc. (formerly GTS Duratek, Inc.)                                               891,100        2,618         .03
  (USA) /1/

 COMMUNICATIONS EQUIPMENT  -  2.73%
 Black Box Corp. (USA) /1//2/                                                           1,218,000       54,277         .59
 New Focus, Inc. (USA) /1/                                                              3,392,200       42,436         .46
 Datacraft Asia Ltd (Singapore)                                                         4,872,273       23,679
 Datacraft Asia Ltd /3/                                                                 2,612,306       12,696         .40
 Stratos Lightwave, Inc. (USA) /1/                                                      2,400,000       24,000         .26
 AudioCodes Ltd. (Israel) /1//2/                                                        2,300,000       20,413         .22
 Ixia (USA) /1/                                                                           950,000       12,172         .13
 CoSine Communications, Inc. (USA) /1//2/                                               2,765,700        5,877
 CoSine Communications, Inc. /1//2//3/                                                  1,925,820        4,092
 CoSine Communications, Inc. /1//2//3//4/                                                 797,098        1,524         .13
 Cambridge Silicon Radio, Series II, convertible                                        1,131,258        8,000         .09
  preferred (United Kingdom) /1//3//4/
 Optical Communication Products, Inc.,                                                  1,056,700        7,397         .08
  Class A (USA) /1/
 VTech Holdings Ltd. (Hong Kong) /2/                                                   13,400,208        6,357         .07
 ITG Group PLC (Ireland) /1/                                                              898,200        5,092         .06
 Gilat Satellite Networks Ltd. (Israel) /1/                                               420,000        4,883         .05
 ComROAD AG (Germany) /1/                                                                 170,000        3,273         .04
 Avanex Corp. (USA) /1/                                                                   300,000        3,171         .03
 Allgon AB, Class B (Sweden)                                                              698,000        3,157         .03
 ADVA AG Optical Networking (Germany)/1/                                                  390,000        3,120         .03
 Himachal Futuristic Communications Ltd. (India)                                          600,000        2,052         .02
 Locus Co., Ltd. (South Korea) /1/                                                        186,915        1,883         .02
 Dynarc AB (Sweden) /1/                                                                   266,400          590
 Dynarc AB /1//3/                                                                         121,100          268         .01
 Garnet Systems Co., Ltd. (South Korea)/1/                                                223,342          495         .01
 HighWave Optical Technologies (France)/1/                                                  8,200          389         .00
 RTX Telecom A/S (Denmark) /1/                                                              6,700          205         .00

 INSURANCE -  2.67%
 Arthur J. Gallagher & Co. (USA)/2/                                                     4,380,800      121,348        1.32
 Independent Insurance Group PLC (United                                               13,940,000       30,874         .34
  Kingdom) /2/
 Annuity and Life Re (Holdings), Ltd. (USA)                                               690,000       20,528         .22
 HCC Insurance Holdings, Inc. (USA)                                                       700,000       18,515         .20
 Zenith National Insurance Corp. (USA)                                                    629,800       14,863         .16
 Topdanmark A/S (Denmark) /1/                                                             584,000       14,450         .16
 Harleysville Group Inc. (USA)                                                            624,600       13,858         .15
 Hilb, Rogal and Hamilton Co. (USA)                                                       234,200        8,197         .09
 Clark/Bardes Holdings, Inc. (USA) /1/                                                    361,800        3,075         .03

 OIL & GAS -  2.52%
 Ivanhoe Energy Inc. (Canada) /1//2/                                                    6,490,400       26,743
 Ivanhoe Energy Inc. /1//2//4/                                                            500,000        1,854
 Ivanhoe Energy Inc., warrants, expire                                                    500,000           95         .31
  2001 /1//2//4/
 Newfield Exploration Co. (USA)/1/                                                        800,000       27,920         .30
 Tullow Oil PLC (United Kingdom) /1//2//3/                                              9,142,857       11,942
 Tullow Oil PLC /1//2/                                                                  8,591,276       11,221         .25
 Western Oil Sands Inc. (Canada) /1//2//3/                                              2,130,000       19,713
 Western Oil Sands Inc./1//2/                                                             320,000        2,962         .25
 Cairn Energy PLC (United Kingdom)/1/                                                   5,030,000       19,102         .21
 International Energy Group Ltd. (United                                                4,640,000       16,600         .18
  Kingdom) /2/
 Encal Energy Ltd. (Canada) /1/                                                         2,000,000       14,834         .16
 Encore Acquisition Co. (USA) /1/                                                         715,000        9,081         .10
 Barrett Resources Corp. (USA) /1/                                                        150,000        9,008         .10
 Canadian Hunter Exploration Ltd. (Canada)/1/                                             340,000        8,686         .10
 Oil Search Ltd. (Australia) /1/                                                        8,000,000        5,019
 Oil Search Ltd., 9.00% convertible preferred                                              55,555        2,832
 Oil Search Ltd. /1//3/                                                                 1,150,000          721         .09
 HS Resources, Inc. (USA) /1/                                                             190,000        8,550         .09
 Pogo Producing Co. (USA)                                                                 225,000        6,640         .07
 Novus Petroleum Ltd. (Australia) /1/                                                   7,969,508        6,407         .07
 Paladin Resources NL (United Kingdom) /1//2/                                          11,270,998        6,401         .07
 Paramount Resources Ltd. (Canada)                                                        600,000        5,629         .06
 Hurricane Hydrocarbons Ltd., Class A                                                   1,000,000        5,388         .06
  (Canada) /1/
 Sibir Energy PLC, 15.00% convertible                                                   2,000,000        3,123         .03
  debentures 2002 (United Kingdom)
 Bharat Petroleum Corp. Ltd. (India)                                                      351,806        1,440         .02

 HEALTH CARE PROVIDERS & SERVICES  -  2.47%
 Service Corp. International (USA) /1/                                                 11,150,600       52,965         .58
 Triad Hospitals, Inc. (USA) /1/                                                        1,610,000       45,483         .49
 Quorum Health Group, Inc. (USA)/1/                                                     2,315,000       35,159         .38
 Rhon-Klinikum AG, nonvoting preferred (Germany)                                          561,300       30,516
 Rhon-Klinikum AG /1/                                                                      65,894        3,620         .37
 LifePoint Hospitals, Inc. (USA) /1/                                                      650,000       23,237         .25
 Trigon Healthcare, Inc. (USA) /1/                                                        425,700       21,924         .24
 ICON PLC (ADR) (Ireland)/1/                                                              485,000       11,185         .12
 Grupo Casa Saba, SA de CV (ADR) (Mexico)/1/                                              498,500        3,440         .04

 WIRELESS TELECOMMUNICATION SERVICES - 2.07%
 Tele Centro Oeste Celular Participacoes SA,                                            4,700,000       38,023         .41
  preferred nominative (ADR) (Brazil)
 SembCorp Logistics Ltd. (Singapore) /1/                                                7,527,000       30,447
 SembCorp Logistics Ltd.                                                                1,642,800        6,645         .40
 Tele Celular Sul Participacoes SA, preferred                                             939,900       16,730
  nominative (ADR) (Brazil)
 Tele Celular Sul Participacoes SA, ordinary                                        3,315,100,000        4,587         .23
  nominative
 GLOBE TELECOM, Inc., Class A, (Philippines)/1//4/                                      1,333,999       18,093
 GLOBE TELECOM, Inc., Class A (PDR)/1/                                                     28,000          394         .20
 Tele Nordeste Celular Participacoes SA, preferred                                        583,600       15,699         .17
  nominative (ADR) (Brazil)
 Tele Leste Celular Participacoes SA, preferred                                           350,000       12,740         .14
  nominative (ADR) (Brazil) /1/
 AirGate PCS, Inc. (USA)/1/                                                               275,000       10,347         .11
 Telemig Celular Participacoes SA, preferred                                              213,600        8,555         .09
  nominative (ADR) (Brazil)
 Tele Norte Celular Participacoes SA, preferred                                           270,400        7,571         .08
  nominative (ADR) (Brazil)
 Vimpel-Communications (ADR) (Russia)/1/                                                  472,100        6,472         .07
 iTouch PLC (United Kingdom)/1/                                                         8,400,000        5,188         .06
 M-Cell Ltd. (South Africa)                                                             1,484,000        3,430         .04
 OmniSky Corp. (USA) /1/                                                                  987,400        2,162         .03
 Novatel Wireless, Inc. (USA) /1/                                                       1,000,000        2,063         .02
 Stratos Global Corp. (Canada) /1/                                                        300,000        1,464         .02

 CHEMICALS -  2.01%
 Cambrex Corp. (USA) /2/                                                                1,400,000       58,170         .63
 OM Group, Inc. (USA)                                                                   1,050,000       55,912         .61
 Ferro Corp. (USA)                                                                      1,000,000       20,330         .22
 Georgia Gulf Corp. (USA)                                                               1,000,000       17,410         .19
 SPARTECH Corp. (USA)                                                                   1,000,000       16,150         .18
 Valspar Corp. (USA)                                                                      337,000        9,669         .10
 Crompton Corp. (USA)                                                                     671,200        7,517         .08

 PHARMACEUTICALS -  1.69%
 CIMA LABS INC. (USA)/1/                                                                  617,200       38,344         .42
 Medicis Pharmaceutical Corp., Class A (USA)/1/                                           625,000       28,012         .30
 United Therapeutics Corp. (USA) /1//2//3/                                                680,000       11,858
 United Therapeutics Corp.  /1//2/                                                        475,000        8,283         .22
 Pharmacyclics, Inc. (USA)/1//3/                                                          547,500       12,319
 Pharmacyclics, Inc.  /1/                                                                  32,900          740         .14
 Adolor Corp. (USA) /1/                                                                   637,900       12,519         .14
 NPS Pharmaceuticals, Inc. (USA)/1/                                                       550,000       11,550         .12
 ACLARA BioSciences, Inc. (USA)/1/                                                      1,399,800        7,699         .08
 Generex Biotechnology Corp. (USA) /1//2//3/                                            1,079,000        7,148
 Generex Biotechnology Corp., warrants,                                                   161,850            5         .08
  expire 2005 /1//2//3//4/
 InterMune Pharmaceuticals, Inc. (USA)/1/                                                 301,600        6,334         .07
 Inspire Pharmaceuticals, Inc. (USA)/1/                                                   727,000        4,907         .05
 Cellegy Pharmaceuticals, Inc. (USA) /1//2//3/                                            825,000        4,228         .05
 SuperGen Inc., warrants, expire 2002                                                     336,600          916
  (USA) /1//3//4/
 SuperGen Inc., warrants, expire 2002 /1//4/                                              231,800          669         .02

 DIVERSIFIED FINANCIALS -  1.69%
 OM Gruppen AB (Sweden)                                                                 2,386,800       42,490         .46
 Nissin Co., Ltd., when-issued, expire 2001                                             1,150,000       17,286
  (Japan) /1//2//4/
 Nissin Co., Ltd. /2/                                                                     575,000        9,603         .29
 Corp. Financiera Alba, SA (Spain)                                                      1,070,694       22,493         .24
 Metris Companies Inc. (USA)                                                              735,000       15,273         .17
 American Capital Strategies, Ltd. (USA)                                                  575,000       14,627         .16
 Federal Agricultural Mortgage Corp.,                                                     606,000       14,453         .16
  Class C (USA) /1/
 Housing Development Finance Corp. Ltd. (India)                                           993,240       11,621         .13
 Medallion Financial Corp. (USA)                                                          275,000        2,784         .03
 Johnnic Holdings Ltd. (South Africa)                                                     374,797        2,716         .03
 Beeson Gregory Group PLC (United Kingdom)                                                700,000        1,719         .02

 BEVERAGES -  1.61%
 BRL Hardy Ltd. (Australia) /2/                                                         8,522,045       40,473         .44
 Robert Mondavi Corp., Class A (USA)/1/                                                   500,000       22,406         .24
 Kinki Coca-Cola Bottling Co., Ltd. (Japan)                                             1,650,000       15,760         .17
 Chukyo Coca-Cola Bottling Co., Ltd. (Japan)                                            2,025,000       15,670         .17
 Mikuni Coca-Cola Bottling Co., Ltd. (Japan)                                            1,500,000       15,091         .16
 Coca-Cola West Japan Co. Ltd. (Japan)                                                    589,800       12,571         .14
 Hokkaido Coca-Cola Bottling Co., Ltd. (Japan)                                          1,400,000       10,010         .11
 Quilmes Industrial SA, nonvoting preferred                                             1,000,000        9,330         .10
  (ADR) (Argentina)
 Petaluma Ltd. (Australia)                                                              1,219,950        2,910         .03
 AL-Ahram Beverages Co. (GDR)(Egypt) /1//3/                                               240,000        2,400         .03
 Mikasa Coca-Cola Bottling Co., Ltd. (Japan)                                              245,100        1,403         .02

 BANKS -  1.23%
 ICICI Bank Ltd. (India)                                                                5,359,803       19,036         .21
 Fulton Financial Corp. (USA)                                                             790,510       16,057         .17
 Pacific Century Financial Corp.(USA)                                                     730,000       13,870         .15
 Hudson United Bancorp (USA)                                                              500,000       11,350         .12
 UMB Financial Corp. (USA)                                                                270,000       10,260         .11
 FirstFed Financial Corp. (USA)/1/                                                        300,000        8,400         .09
 First Republic Bank (USA) /1/                                                            352,500        7,755         .08
 MAF Bancorp, Inc. (USA)                                                                  200,000        5,475         .06
 Pacific Capital Bancorp (USA)                                                            175,000        5,020         .06
 JCG Holdings Ltd. (Hong Kong)                                                          7,990,000        4,098         .04
 Cathay Bancorp, Inc. (USA)                                                                68,700        3,341         .04
 Yapi ve Kredi Bankasi AS (Turkey)/1/                                               1,105,600,000        3,262         .04
 Grupo Financiero Galicia SA, Class B                                                     200,000        3,012         .03
  (ADR) (Argentina)
 City National Corp. (USA)                                                                 64,473        2,476         .03

 COMPUTERS & PERIPHERALS -  1.16%
 Sotec Co. Ltd. (Japan) /1//3/                                                              4,297       23,580         .26
 C Technologies AB (Sweden)/1//2/                                                       2,946,600       22,400         .24
 Electronics for Imaging, Inc. (USA)/1/                                                   850,000       20,931         .23
 Optoma Corp. (Taiwan) /1//2/                                                           9,750,000       14,886         .16
 Psion PLC (United Kingdom)                                                             4,500,000        6,932         .08
 LPKF Laser & Electronics AG (Germany)                                                    287,500        5,812         .06
 Guillemot Corp. (France)/1/                                                              160,000        4,501         .05
 Universal Scientific Industrial Co.,                                                   4,714,200        4,390         .05
  Ltd. (Taiwan) /1/
 Kyoden Co., Ltd. (Japan)                                                                 164,000        1,539
 Kyoden Co., Ltd., when-issued, expire 2001/1//4/                                         164,000        1,385         .03

 HEALTH CARE EQUIPMENT & SUPPLIES -  1.15%
 Nobel Biocare AB (Sweden)                                                                811,900       27,735         .30
 Caliper Technologies Corp. (USA)/1//2/                                                   995,000       16,045
 Caliper Technologies Corp. /1//2//3/                                                     200,000        3,225         .21
 Coloplast A/S, Class B (Denmark) /1/                                                     340,000       16,024         .17
 Aspect Medical Systems, Inc. (USA) /1//2/                                              1,117,000       12,985         .14
 TriPath Imaging, Inc. (USA) /1/                                                          886,242        5,539         .06
 Transgenomic, Inc. (USA) /1/                                                             825,000        5,466         .06
 Mentor Corp. (USA)                                                                       180,000        4,050         .04
 American Medical Systems Holdings, Inc.                                                  475,000        3,919         .04
  (USA) /1/
 JEOL Ltd. (Japan)                                                                        800,000        3,690         .04
 Wilson Greatbatch Technologies, Inc.(USA)/1/                                             125,000        2,374         .03
 Biacore International AB (Sweden)/1/                                                      75,000        2,237         .03
 Computer Motion, Inc. (USA) /1/                                                          434,900        1,590         .02
 Vision-Sciences, Inc. (USA) /1/                                                          984,500        1,046         .01
 HemaSure Inc. (USA) /1//3/                                                               574,280          215
 HemaSure Inc. /1//3//4/                                                                  307,720           98         .00

 ENERGY EQUIPMENT & SERVICES -  1.02%
 Newpark Resources, Inc. (USA)/1/                                                       2,750,000       24,722         .27
 Rowan Companies, Inc. (USA)/1/                                                           825,200       22,693         .25
 Enerflex Systems Ltd. (Canada)                                                           625,000       10,895         .12
 Horizon Offshore, Inc. (USA)/1/                                                          350,000        8,663         .09
 Tubos de Acero de Mexico, SA (ADR)(Mexico)                                               766,347        8,392         .09
 Hydril Co. (USA) /1/                                                                     317,500        7,263         .08
 UTI Energy Corp. (USA)/1/                                                                200,000        6,050         .07
 Ensign Resource Service Group Inc.(Canada)                                               170,000        5,011         .05

 DIVERSIFIED TELECOMMUNICATION SERVICES -  0.89%
 Focal Communications Corp. (USA)/1/                                                    1,345,800       12,659         .14
 New Skies Satellites NV (Netherlands)/1/                                               1,500,000       11,471         .12
 Multiplex, Inc., Series C, convertible preferred                                       1,358,696       10,000         .11
  (USA) /1//3//4/
 Sigma Networks, Inc., Series C, convertible                                            4,700,000        9,729         .11
  preferred (USA) /1//3//4/
 Perusahaan Perseroan (Persero) PT Indonesian                                             850,000        6,477         .07
  Satellite Corp. Tbk (ADR) (Indonesia)
 CoreExpress, Inc., Series C, convertible                                                 445,128        5,500         .06
  preferred (USA) /1//3//4/
 Cogent Communications, Inc., Series B,                                                 1,098,901        5,000         .05
  convertible preferred (USA) /1//3//4/
 Uecomm Ltd. (Australia)/1/                                                             7,615,797        4,124         .05
 CESKE RADIOKOMUNIKACE, AS (GDR) (Czech                                                   113,300        2,221
  Republic) /1//3/
 CESKE RADIOKOMUNIKACE, AS (GDR) /1/                                                       95,000        1,862         .04
 Utfors AB (Sweden) /1/                                                                   950,000        3,657         .04
 Equinix, Inc. (USA) /1/                                                                2,676,300        3,345         .04
 IMPSAT Fiber Networks, Inc. (USA)/1/                                                     500,000        2,125         .02
 Global Light Telecommunications Inc.(Canada)/1/                                          600,000        1,794         .02
 VersaTel Telecom International NV                                                        226,130        1,133         .01
  (Netherlands) /1/
 Flashcom, Inc., Series B, convertible preferred                                        1,638,432          867
  (USA) /1//3//4/
 Flashcom, Inc., warrants /1//3//4/                                                             1            0         .01
 Orckit Communications Ltd. (Israel) /1/                                                  158,600          193         .00
 Highpoint Telecommunications Inc. (Canada)/1/                                          1,322,000          109         .00
 Enitel ASA, warrants, expire 2004 (Norway)/1//4/                                          46,250

 REAL ESTATE -  0.80%
 Newhall Land and Farming Co. (USA)                                                     1,000,000       25,500         .28
 Cadiz Inc. (USA) /1//2/                                                                2,232,000       22,180         .24
 Unibail (France)                                                                          74,000       11,650         .13
 Castellum AB (Sweden)                                                                  1,114,286       10,723         .11
 Sponda Oyj (Finland)                                                                     900,400        3,403         .04

 INTERNET & CATALOG RETAIL -  0.73%
 School Specialty, Inc. (USA) /1//2/                                                    1,130,000       24,366         .27
 Ticketmaster, Class B (USA) /1/                                                        2,640,000       23,925         .26
 Prime Network Inc. (Japan) /1//2/                                                            300       10,259         .11
 RedEnvelope, Inc., Series E, convertible                                               2,525,124        5,000         .05
  preferred (USA) /1//2//3//4/
 ASKUL Corp. (Japan) /1/                                                                   70,400        3,415         .04
 Shop At Home, Inc. (USA) /1/                                                             193,000          287         .00
 QXL ricardo PLC (formerly ricardo.de AG)                                               1,530,000          141         .00
  (United Kingdom) /1/

 IT CONSULTING & SERVICES -  0.73%
 NEC Soft, Ltd. (Japan)                                                                   198,100       15,203         .17
 Alphameric PLC (United Kingdom)                                                        4,925,000       13,005         .14
 Enea Data AB (Sweden) /2/                                                             10,021,000       12,054         .13
 MKC-STAT Corp. (Japan)                                                                   560,000        7,772         .09
 TDC SOFTWARE ENGINEERING Inc. (Japan)                                                    260,000        4,777         .05
 Plaut AG (Germany)/1/                                                                    540,000        4,604         .05
 Adcore AB (Sweden)/1/                                                                  3,880,100        4,368         .05
 Lynx Group PLC (United Kingdom)                                                        2,339,481        2,773         .03
 Brime Technologies (France)/1/                                                            35,000        1,331
 Brime Technologies, warrants, expire 2002 /1/                                             70,000          126         .02
 Mogul.com Group AB (Sweden) /1/                                                          401,200          386         .00
 SAVVIS Communications Corp. (USA)/1/                                                     798,000          349         .00
 Kipling Holding AB (Sweden)/1/                                                            78,000          199         .00

 TRANSPORTATION INFRASTRUCTURE -  0.66%
 Grupo Aeroportuario del Sureste, SA de CV,                                             1,270,000       24,587         .27
  Class B (ADR) (Mexico) /1/
 Jiangsu Expressway Co. Ltd., Class H (China)                                          79,250,000       14,836         .16
 Zhejiang Expressway Co. Ltd., Class H (China)                                         63,900,000       12,618         .14
 International Container Terminal Services,                                             5,905,000        5,167         .06
  Inc., 1.75% convertible debentures 2004
  (Philippines) /3/
 New World Infrastructure Ltd. (Hong Kong)                                              5,000,000        3,301         .03

 FOOD PRODUCTS -  0.65%
 IAWS Group PLC (Ireland)                                                               3,400,000       21,966         .24
 Hain Celestial Group, Inc. (USA) /1/                                                     670,450       19,443         .21
 Cheil Jedang Corp. (South Korea)                                                         350,000        9,079         .10
 PT Indofood Sukses Makmur Tbk (Indonesia)/1/                                         109,321,500        8,922         .10

 ELECTRICAL EQUIPMENT -  0.63%
 Littelfuse, Inc. (USA) /1/                                                               800,000       20,100         .22
 LG Cable Ltd. (South Korea)/2/                                                         1,800,000       16,511         .18
 Kingboard Chemical Holdings Ltd.                                                      27,720,000       13,151         .14
  (Hong Kong) /2/
 Digital Electronics Corp. (Japan)                                                        175,000        4,523         .05
 Integrated Production and Test Engineering                                               208,000        3,840         .04
  (Belgium) /1/

 FOOD & DRUG RETAILING -  0.61%
 Performance Food Group Co. (USA)/1/                                                      730,000       38,325         .42
 Jean Coutu Group (PJC) Inc., Class A (Canada)                                            500,000        7,877         .08
 Selecta Group (Switzerland)                                                               16,000        4,922         .05
 Cawachi Ltd. (Japan)                                                                      59,000        3,313         .04
 Migros Turk TAS (Turkey)                                                              21,647,575        1,580         .02

 METALS & MINING -  0.56%
 Hoganas AB, Class B (Sweden)                                                           2,075,000       30,949         .34
 Gabriel Resources Ltd. (Canada) /1//2/                                                 4,700,000        7,895         .09
 Minmet PLC (Ireland) /1//2//3/                                                        19,078,327        3,860
 Minmet PLC /1//2/                                                                      5,350,000        1,082         .05
 First Quantum Minerals Ltd. (Canada)/1//2//3//4/                                       1,900,000        3,783         .04
 Arcon International Resources PLC (Ireland)/1/                                        11,798,000        1,173         .01
 Bema Gold Corp. (Canada)/1//3/                                                         4,400,000        1,060
 Bema Gold Corp., warrants, expire 2001 /1//3//4/                                       2,200,000            0         .01
 Avocet Mining PLC (United Kingdom) /1//2//3/                                           2,750,000          586
 Avocet Mining PLC /1//2/                                                                 950,000          202         .01
 Thistle Mining Inc. (Canada)/1//2/                                                     6,264,309          556         .01

 CONTAINERS & PACKAGING -  0.55%
 Owens-Illinois, Inc. (USA) /1/                                                         3,000,000       25,500         .28
 Intertape Polymer Group Inc. (Canada) /2/                                              1,700,000       15,334         .16
 Industriforvaltnings AB Kinnevik,                                                        500,000        9,911         .11
  Class B (Sweden)

 MACHINERY -  0.51%
 Yushin Precision Equipment Co., Ltd. (Japan)                                             542,410       16,133         .18
 Miura Co., Ltd. (Japan)                                                                1,258,400       15,522         .17
 Senior PLC (United Kingdom)                                                            9,100,000        6,976         .08
 JOT Automation Group Oyj (Finland)                                                     4,115,000        4,124         .04
 LTG Technologies PLC (United Kingdom) /1/                                              3,500,000        3,131         .03
 THK Co., Ltd. (Japan)                                                                     27,000          612         .01

 HOUSEHOLD DURABLES -  0.44%
 Fisher & Paykel Industries Ltd.                                                        6,535,301       21,201         .23
  (New Zealand) /2/
 Palm Harbor Homes, Inc. (USA) /1/                                                        648,906        9,855         .11
 Hankuk Electric Glass Co., Ltd. (South Korea)                                            160,000        8,181         .09
 Plasmon PLC (United Kingdom) /1/                                                         950,000        1,511         .01

 AEROSPACE & DEFENSE -  0.43%
 Mercury Computer Systems, Inc.(USA)/1/                                                 1,030,000       39,526         .43

 AUTO COMPONENTS -  0.36%
 Midas, Inc. (USA)/2/                                                                   1,050,000       13,755         .15
 Exedy Corp. (Japan)                                                                    1,395,900        8,082         .09
 Koito Manufacturing Co., Ltd. (Japan)                                                  1,670,000        6,109         .07
 NOK Corp. (Japan)                                                                        625,000        4,921         .05

 TEXTILES & APPAREL -  0.33%
 Phillips-Van Heusen Corp. (USA)                                                        1,200,000       18,096         .20
 TOD'S SpA (Italy)/1/                                                                     257,275        9,846         .11
 EUROBIKE AG (Germany)/2/                                                                 364,000        2,272         .02

 LEISURE EQUIPMENT & PRODUCTS -  0.30%
 Pinnacle Systems, Inc. (USA)/1/                                                        1,300,000       10,969         .12
 Concord Camera Corp. (USA)/1//2/                                                       1,415,000        9,993         .11
 Polaroid Corp. (USA)                                                                   1,500,000        6,390         .07

 DISTRIBUTORS -  0.29%
 MEDION AG (Germany)                                                                      187,200       14,069         .15
 Sixt AG (Germany)                                                                        331,136        4,366
 Sixt AG, nonvoting preferred                                                             294,768        3,433         .09
 Nadro, SA de CV, Series B (Mexico)                                                    12,338,750        4,403         .05

 CONSTRUCTION & ENGINEERING -  0.27%
 Kyowa Exeo Corp. (Japan)                                                               2,550,000       24,823         .27

 OTHER INDUSTRIES - 1.63%
 Dillard's Inc., Class A (USA)                                                            812,400       17,824         .19
 Bajaj Auto Ltd. (India)                                                                2,697,500       14,924
 Bajaj Auto Ltd. (GDR)                                                                     75,000          444         .17
 easyJet PLC (United Kingdom) /1/                                                       2,839,000       14,288         .16
 York International Corp. (USA)                                                           498,100       13,787         .15
 United Energy Ltd. (Australia)                                                         6,143,061        9,619         .10
 Grupo Auxiliar Metalurgico, SA (Spain)/1/                                                400,000        9,054         .10
 MIF Ltd. (Norway) /1//2/                                                                 682,903        8,580         .09
 Metsa-Serla Oyj, Class B (Finland) /1/                                                 1,245,000        8,328         .09
 Keppel Telecommunications & Transportation                                            17,425,000        7,676         .08
  Ltd. (Singapore) /1/
 Odfjell ASA, Class B (Norway)                                                            445,000        5,348
 Odfjell ASA, Class A                                                                     108,545        1,541         .08
 Mahindra & Mahindra Ltd. (GDR)(India)                                                  1,795,948        4,580
 Mahindra & Mahindra Ltd.                                                                 804,052        2,074         .07
 Stolt-Nielsen SA, Class B (ADR)(Multinational)                                           421,250        6,358         .07
 Puerto Rican Cement Co., Inc. (USA)                                                      250,000        6,000         .07
 SkyWest, Inc. (USA)                                                                      250,000        5,813         .06
 C.H. Robinson Worldwide, Inc. (USA)                                                      200,000        5,475         .06
 MSC Industrial Direct Co., Inc., Class A                                                 294,700        4,718         .05
  (USA) /1/
 African Lakes PLC (United Kingdom)/1//2/                                               7,586,900        2,262         .03
 PT Indah Kiat Pulp & Paper Corp. Tbk                                                  30,707,000          855         .01
  (Indonesia) /1/

 MISCELLANEOUS  -  4.76%
 Other equity securities in initial period                                                             437,607        4.76
 of acquisition

 TOTAL EQUITY SECURITIES (cost: $9,655,747,000)                                                      8,159,737       88.69


                                                                                       Principal       Market     Percent
                                                                                          Amount        Value      of Net
 SHORT TERM SECURITIES                                                                      (000)        (000)     Assets

 CORPORATE SHORT-TERM NOTES - 7.01%
 Corporate Asset Funding Co.Inc. 4.81%-5.47%                                               60,000       59,742         .65
 due 4/4-5/16/2001 /3/
 General Electric Capital Corp. 5.04%-5.06%                                                54,400       54,216         .59
  due 4/20-5/1/2001
 Halifax PLC 5.53% due 4/17/2001                                                           50,000       49,873         .54
 Societe Generale North America Inc. 5.44%                                                 50,000       49,866         .54
  due 4/18/2001
 Asset Securitization Corp. 5.00%-5.35%                                                    50,000       49,818         .54
 due 4/3-5/4/2001 /3/
 AB Spintab 4.95%-5.21% due 5/3-5/17/2001                                                  50,000       49,728         .54
 Verizon Global Funding Corp. 4.75%-5.05%                                                  50,000       49,562         .54
  due 5/15-6/4/2001
 Svenska Handelsbanken Group 4.68%-5.34%                                                   47,800       47,495         .52
  due 4/5-6/15/2001
 Ford Motor Credit Co. 4.75% due 5/18/2001                                                 40,500       40,243         .44
 American Honda Finance Corp. 4.91%-5.34%                                                  40,100       39,803         .43
  due 4/17-6/14/2001
 Knight-Ridder, Inc. 4.73% due 5/29/2001                                                   35,922       35,641         .39
 Citicorp 5.05% due 5/2/2001                                                               30,000       29,865         .32
 Rio Tinto Ltd. 5.02% due 5/9/2001 /3/                                                     29,500       29,341         .32
 Abbey National North America 5.40%                                                        25,000       24,963         .27
  due 4/10/2001
 UBS Finance (Delaware) LLC 5.40% due 4/2/2001                                             20,000       19,991         .22
 AEGON Funding Corp. 5.32% due 4/2/2001 /3/                                                15,000       14,995         .16

 FEDERAL AGENCY DISCOUNT NOTES -  3.23%
 Fannie Mae 4.68%-5.38% due 4/5-6/28/2001                                                 196,700      196,012        2.13
 Freddie Mac 4.73%-5.18% due 5/10-5/15/2001                                                61,100       60,750         .66
 Federal Home Loan Banks 4.75%-5.165%                                                      40,400       40,140         .44
  due 5/9-6/1/2001

 NON-U.S. CURRENCY  -  0.03%
 New Taiwanese Dollar                                                                      96,549        2,948         .03

 TOTAL SHORT-TERM SECURITIES (cost: $945,017,000)                                                      944,992       10.27
 TOTAL INVESTMENT SECURITIES (cost:$10,600,764,000)                                                  9,104,729       98.96
 Excess of cash and receivables over payables                                                           95,983        1.04
 NET ASSETS                                                                                         $9,200,712     100.00%

 /1/ Non-income-producing security.
 /2/ Represents an affiliated company as defined
  under the Investment Company Act of 1940.
 /3/ Purchased in a private placement transaction;
  resale may be limited to qualified institutional buyers; resale to the public may require registration.
 /4/ Valued under procedures established by the Board of Directors.

 ADR  = American Depositary Receipts
 GDR = Global Depositary Receipts
 PDR = Philippine Depositary Receipts

 See Notes to Financial Statements


Equity Securities Appearing in the Portfolio Since September 30, 2000

Access
ACLARA BioSciences
Adolor
ADVA AG Optical Networking
Advanced Energy Industries
African Lakes
AimGlobal Technologies
America Online Latin America
American Medical Systems Holdings
ANADIGICS
AnnTaylor Stores
ASKUL
Astral Media
AudioCodes
Austar United Communications
Austereo Group
autobytel.com
Avanex
Axcelis Technologies
BAC Majestic
Barrett Resources
BETandWIN.com Interactive Entertainment
Biacore International
Borussia Dortmund GmbH
Bricsnet
Brooks Automation
C Technologies
Cambridge Antibody Technology Group
Cambridge Silicon Radio
Canadian Hunter Exploration
Cathay Bancorp
Cawachi
Cellegy Pharmaceuticals
Cheil Jedang
Chico's FAS
Computer Access Technology
Concord Camera
Corillian
Corvas International
CuraGen
CV Therapeutics
Cymer
D Interactive
DDI
Digital Bros
Digital Electronics
DigitalThink
DoubleClick
DuPont Photomasks
easyJet
Eclipsys
Elantec Semiconductor
Encore Acquisition
Equinix
Expedia
Fairchild Semiconductor
First Quantum Minerals
First Republic Bank
FirstFed Financial
gameplay
Grupo Auxiliar Metalurgico
H5B5 Media
Hankuk Electric Glass
Harleysville Group
Hoganas
HotJobs.com
Housing Development Finance
Hudson United Bancorp
Hurricane Hydrocarbons
Hydril
ICICI Bank
ImagicTV
I-many
IMPSAT Fiber Networks
Incisive Media
Industriforvaltnings AB Kinnevik
Informatics Holdings
Inktomi
Inspire Pharmaceuticals
Ixia
IXLA
Jiangsu Expressway
Kyoden
LG Cable
LPKF Laser & Electronics
LTX
Lynx Group
M2S Sverige
Macromedia
MAF Bancorp
Manugistics Group
MatrixOne
MemberWorks
Mentor Graphics
Metro International
Metsa-Serla Oyj
Michael Page International
Microchip Technology
MIPS Technologies
Monterey Design Systems
Multiplex
NCsoft
NetRatings
New Skies Satellites
Newport
NOK
Novatel Wireless
NPS Pharmaceuticals
OmniSky
ONYX Software
OPNET Technologies
Optical Communication Products
Orckit Communications
Orient-Express Hotels
Owens-Illinois
P.F. Chang's China Bistro
Pacific Capital Bancorp
Pacific Century Financial
Papa John's International
Perusahaan Perseroan (Persero) PT Indonesian Satellite
Phillips-Van Heusen
Photronics
Pinnacle Systems
PRIMEDIA
Prime Network
Psion
Quorum Health Group
Reliance Security Group
Restoration Hardware
Retek
Scios
Sectra
Selecta Group
Selectica
SembCorp Logistics
Sibir Energy
Sigma Networks
Silicon Laboratories
Siliconware Precision Industries
Singapore Exchange
SIPEX
SportsLine.com
Stonesoft Oyj
Stratos Global
Stratos Lightwave
Tamedia
TDC SOFTWARE ENGINEERING
Teamtalk.com Group
TECMO
Tele Leste Celular Participacoes
Ticketmaster
TOD'S
Toei Animation
Transgenomic
UMB Financial
Universal Access
Utfors
Vaisala Oyj
Wilson Greatbatch Technologies
Zale
Zeevo
ZOOTS


Equity Securities Eliminated from the Portfolio Since September 30, 2000

AB Novestra
Accredo Health
Administaff
aeco
Agora
American Dental Partners
American Superconductor
AmeriSource Health
Aminex
Anam Semiconductor
Andrx Group
Apasco
APN News & Media
Applied Molecular Evolution
AptarGroup
ARC International
Arch Coal
Arisawa Mfg.
Athlon Groep
Atle
AudioDev
Aurora Biosciences
Australian Gas Light
Avocent
Beringer Wine Estates Holdings
Berkley Petroleum
Bertrandt
Bluestar Battery Systems International
bmp
BRIT AIR Group
BVRP Software
Cabre Exploration
Cal Dive International
Capstone Turbine
Celular CRT
Centillium Communications
Challenger International
Chapters
Chapters Online
Chen Hsong Holdings
Chieftain International
China Merchants Holdings (International)
China.com
Ci Technologies Group
Claims Direct
Compugen
COR Therapeutics
Crestar Energy
Cross Timbers Oil
CyberAgent
Dainippon Screen Mfg.
Dickson Concepts (International)
Dura Pharmaceuticals
E.W. Blanch Holdings
eLoyalty
Eneserve
Etron Technology
Exelixis
Fantastic
Fidelity National Financial
Fletcher Challenge Energy
FortuneCity.com
Four Seasons Hotels
Freedomland-ITN
freenet.de
Fujitsu Devices
Future Network
Fyffes
Genencor International
GESCO
Global Industries
GrandVision
Great Eagle Holdings
Great Eastern Shipping
Grupo Industrial Maseca
Gulf Indonesia Resources
Helkon Media
Highlight Communications
Hollis-Eden Pharmaceuticals
Horace Mann Educators
I-D Media
Illumina
Imagination Technologies Group
Imperial Bancorp
Industrial & Financial Systems
Industrial Finance Corp. of Thailand
Infogrames Entertainment
Inhale Therapeutic Systems
Intermedia Communications
Internet Pictures
Interwoven
Iron Mountain
IRSA Inversiones y Representaciones
Ituran Group
Kafus Industries
Keppel Land
Knightsbridge Tankers
Kokusai Electric
London Bridge Software Holdings
Lone Star Technologies
Lorien
Louis Dreyfus Natural Gas
Maverick Tube
MCK Communications
Media General
Miadora
Microelectronics Technology
Mitchell Energy & Development
Montana Group
Mosvold Shipping
MultiEmedia.com
Mycal Card
NatSteel Electronics
NDS Group
Nelvana
Neose Technologies
Netgem
Nice Systems
Nippon Kanzai
Norman
OnVista
OrthoLogic
ParaRede SGPS
Parsytec
Patterson Energy
PolyMedica
PopNet Internet
Pre-Paid Legal Services
Primax Electronics
Profit Recovery Group International
Proxim
Radio One
RadiSys
Ramco Energy
Razorfish
REMEC
RenaissanceRe Holdings
Roper Industries
RPM
SA Jet Multimedia
Sapiens International
Satama Interactive Oyj
Scient
Scoot.com
Scotia Holdings
Senator Entertainment
Senshukai
Sewon Telecom
Sherwood International
Shipping Corp. of India
Simeon Wines
SkillSoft
Sky Network Television
SR.Teleperformance
Sundrug
Sunglass Hut International
Sunplus Technology
Sunrise Telecom
Ten Network Holdings
Tollgrade Communications
Tower Automotive
Toyo Communication Equipment
Toyoda Machine Works
Toys "R" Us - Japan
Trigem Computer
Tsuruha
TVA Group
Unicap Electronics Industrial
United Rentals
Uproar
VA Linux Systems
Valtech
Varitronix International
Vertex Pharmaceuticals
Vina Concha y Toro
ViroPharma
Vitasoy International Holdings
W.R. Berkley
WatchGuard Technologies
WebLink Wireless
Webvan Group
Witness Systems
Women First HealthCare
Wus Printed Circuit
Yuxing InfoTech Holdings

SMALLCAP World Fund
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES                                                         Unaudited
at March 31, 2001                                                        (dollars in  thousands)

Assets:
Investment securities at market:
 Unaffiliated issuers (cost: $8,173,039)                                  $7,110,720
 Affiliated issuers (cost: $2,427,725)                                     1,994,009       $9,104,729
Cash                                                                                           11,737
Receivables for -
 Sales of investments                                                        160,357
 Sales of fund's shares                                                       15,786
 Dividends and interest                                                       10,311          186,454
                                                                                            9,302,920
Liabilities:
Payables for -
 Purchases of investments                                                     78,785
 Repurchases of fund's shares                                                 14,607
 Management services                                                           5,490
 Other expenses                                                                3,326          102,208

Net Assets at March 31, 2001 -                                                             $9,200,712

Total authorized capital stock - 800,000,000 shares
Class A shares, $0.01 par value:
 Net assets                                                                                $9,118,808
 Shares outstanding                                                                       404,133,253
 Net asset value per share                                                                     $22.56

Class B shares, $0.01 par value:
 Net assets                                                                                   $79,382
 Shares outstanding                                                                         3,550,553
 Net asset value per share                                                                     $22.36

Class C shares, $0.01 par value:
 Net assets                                                                                    $1,886
 Shares outstanding                                                                            84,359
 Net asset value per share                                                                     $22.36

Class F shares, $0.01 par value:
 Net assets                                                                                      $636
 Shares outstanding                                                                            28,211
 Net asset value per share                                                                     $22.56

See Notes to Financial Statements

STATEMENT OF OPERATIONS                                                                     Unaudited
for the six months ended March 31, 2001                                  (dollars in  thousands)
Investment Income:
Income:
 Dividends (includes $5,986 from affiliates)                                 $28,160
 Interest                                                                     33,170      $    61,330

Expenses:
 Management services fee                                                      37,765
 Distribution expenses - Class A                                              12,828
 Distribution expenses - Class B                                                 388
 Distribution expenses - Class C                                                   1
 Transfer agent fees - Class A                                                 7,012
 Transfer agent fees - Class B                                                    62
 Reports to shareholders                                                         863
 Registration statement and prospectus                                           551
 Postage, stationery and supplies                                              1,019
 Directors' fees                                                                   5
 Auditing and legal fees                                                          71
 Custodian fee                                                                 1,129
 Taxes other than federal income tax                                             345
 Other expenses                                                                  109           62,148
 Net investment loss                                                                             (818)

Realized Gain and Unrealized
 Depreciation on Investments:
Net realized gain(including $(3,698) net                                                      156,512
 loss from affiliates)
Net unrealized depreciation on investments                                                 (4,830,429)
 Net realized gain and
  unrealized depreciation on investments                                                   (4,673,917)
Net Decrease in Net Assets Resulting
 from Operations                                                                          $(4,674,735)

See Notes to Financial Statements







STATEMENT OF CHANGES IN NET ASSETS                                       (dollars in  thousands)

                                                                          Six Months             Year
                                                                               Ended            Ended
                                                                           March 31,    September 30,
                                                                               2001*              2000
Operations:
Net investment loss                                                      $      (818)     $      (399)
Net realized gain on investments                                             156,512        2,020,774
Net unrealized (depreciation) appreciation
 on investments                                                           (4,830,429)       1,325,802
 Net (decrease) increase in net assets
  resulting from operations                                               (4,674,735)       3,346,177
Dividends and Distributions Paid to
 Shareholders:
Dividends from net investment income:
 Class A                                                                                       (4,625)
Distributions from net realized gain on investments:
 Class A                                                                  (1,832,575)        (186,549)
 Class B                                                                     (11,934)
  Total dividends and distributions                                       (1,844,509)        (191,174)

Capital Share Transactions:
 Proceeds from shares sold                                                 1,065,266        3,963,616
 Proceeds from shares issued in reinvestment
  of net investment income dividends and
  distributions of net realized gain on investments                        1,765,671          183,491
 Cost of shares repurchased                                               (1,281,682)      (2,113,947)
  Net increase in net assets resulting
   from capital share transactions                                         1,549,255        2,033,160
Total (Decrease) Increase in Net Assets                                   (4,969,989)       5,188,163

Net Assets:
Beginning of period                                                       14,170,701        8,982,538
End of period (including distributions
 in excess of net investment
 income: $(15,575) and $(2,999), respectively)                            $9,200,712      $14,170,701

*Unaudited.

See Notes to Financial Statements

Notes to Financial Statements                          Unaudited

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - SMALLCAP World Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term growth of capital through investments in smaller companies in the U.S. and around the world.

The fund offers four classes of shares as described below:

Class A shares are sold with an initial sales charge of up to 5.75%.

Class B shares are sold without an initial sales charge but are subject to a contingent deferred sales charge ("CDSC") paid upon redemption. This charge declines from 5% to zero over a period of six years. Class B shares automatically convert to Class A shares after eight years.

Class C shares are sold without an initial sales charge but are subject to a CDSC of 1% for redemptions within one year of purchase. Class C shares automatically convert to Class F shares after ten years.

Class F shares, which are sold exclusively through fee-based programs, are sold without an initial sales charge or CDSC.

Holders of all classes of shares have equal pro rata rights to assets, dividends, liquidation and other rights. Each class has identical voting rights, except for exclusive rights to vote on matters affecting only its class. Each class of shares may have different distribution, administrative services and transfer agent fees and expenses. Differences in class-specific expenses will result in the payment of different per share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the fund in the preparation of its financial statements:

SECURITY VALUATION - Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the investment adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. Forward currency contracts are valued at the mean of their representative quoted bid and asked prices. Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by a committee appointed by the fund's Board of Directors.

NON-U.S. CURRENCY TRANSLATION - Assets and liabilities initially expressed in terms of non-U.S. currencies are translated into U.S. dollars at the prevailing market rates at the end of the reporting period. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are combined with the net realized and unrealized gain or loss on investment securities for financial reporting purposes.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for as of the trade date. Realized gains and losses from securities transactions are determined based on specific identified cost. In the event securities are purchased on a delayed delivery or when-issued basis, the fund will instruct the custodian to segregate liquid assets sufficient to meet its payment obligations in these transactions. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

FORWARD CURRENCY CONTRACTS - The fund may enter into forward currency contracts, which represent agreements to exchange currencies of different countries at specified future dates at specified rates. The fund enters into these contracts to manage its exposure to fluctuations in foreign exchange rates arising from investments denominated in non-U.S. currencies. The fund's use of forward currency contracts involves market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contracts are recorded in the Statement of Assets and Liabilities at their net unrealized value. The fund records realized gains or losses at the time the forward contract is closed or offset by a matching contract. The face or contract amount in U.S. dollars reflects the total exposure the fund has in that particular contract. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from possible movements in non-U.S. exchange rates and securities' values underlying these instruments. Purchases and sales of forward currency exchange contracts having the same settlement date and broker are offset and presented net in the Statement of Assets and Liabilities.

CLASS ALLOCATIONS - Income, expenses (other than class-specific expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net asset values. Distribution expenses, administrative services fees, certain transfer agent fees and other applicable class-specific expenses are accrued daily and charged to the respective share class.

NON-U.S. INVESTMENTS

INVESTMENT RISK - Investments in securities of non-U.S. issuers in certain countries involve special investment risks. These risks may include, but are not limited to, investment and repatriation restrictions, revaluation of currencies, adverse political, social and economic developments, government involvement in the private sector, limited and less reliable investor information, lack of liquidity, certain local tax law considerations, and limited regulation of the securities markets.

TAXATION - Dividend and interest income is recorded net of non-U.S. taxes paid. For the six months ended March 31, 2001, non-U.S. taxes paid were $1,866,000.

Net realized gain of the fund derived in certain countries is subject to certain non-U.S. taxes. The fund provides for such non-U.S. taxes on investment income, net realized gain and net unrealized gain.

CURRENCY GAINS AND LOSSES - Net realized currency losses on dividends, interest, sales of non-U.S. bonds and notes, forward contracts, and other receivables and payables, on a book basis, were $1,265,000 for the six months ended March 31, 2001.

FEDERAL INCOME TAXATION

The fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and intends to distribute all of its net taxable income and net capital gains for the fiscal year. As a regulated investment company, the fund is not subject to income taxes if such distributions are made. Required distributions are determined on a tax basis and may differ from net investment income and net realized gains for financial reporting purposes. In addition, the fiscal year in which amounts are distributed may differ from the year in which the net investment income is earned and the net gains are realized by the fund.

As of March 31, 2001, the cost of investment securities for book and federal income tax reporting purposes was $10,629,338,000.

Net unrealized depreciation on investments aggregated $1,524,609,000; $1,458,575,000 related to appreciated securities and $2,983,184,000 related to depreciated securities. For the six months ended March 31, 2001, the fund realized, on a tax basis, a net capital gain of $153,758,000 on securities transactions. In addition, the fund has recognized, for tax purposes, losses relating to non-U.S. currency transactions totaling $2,345,000 which were realized during the period November 1, 1999 through September 30, 2000.

FEES AND TRANSACTIONS WITH RELATED PARTIES

INVESTMENT ADVISORY FEE - The fee of $37,765,000 for management services was incurred pursuant to an agreement with Capital Research and Management Company ("CRMC") with which certain officers and Directors of the fund are affiliated.

The Investment Advisory and Service Agreement provides for monthly fees accrued daily, based on a series of rates beginning with 0.80% per annum of the first $1 billion of net assets decreasing to 0.595% of such assets in excess of $27 billion. For the six months ended March 31, 2001, the management services fee was equivalent to an annualized rate of 0.66% of average net assets.

DISTRIBUTION EXPENSES - American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund's shares, received $1,925,000 (after allowances to dealers) as its portion of the sales charges paid by purchasers of the fund's Class A shares for the six months ended March 31, 2001. Such sales charges are not an expense of the fund and, hence, are not reflected in the accompanying Statement of Operations.

The fund has adopted plans of distribution under which it may finance activities primarily intended to sell fund shares, provided the categories of expenses are approved in advance by the fund's Board of Directors. The plans provide for annual expenses, based on average daily net assets, of up to 0.30% for Class A shares, 1.00% for Class B and Class C shares, and up to 0.50% for Class F shares.

All share classes may use up to 0.25% of these expenses to pay service fees, or to compensate AFD for paying service fees to firms that have entered into agreements with AFD for providing certain shareholder services. The balance may be used for approved distribution expenses as follows:

CLASS A SHARES - approved categories of expense include reimbursements to AFD for commissions paid to dealers and wholesalers in respect of certain shares sold without a sales charge. Those reimbursements are permitted for amounts billed to the fund within the prior 15 months but only to the extent that the overall 0.30% annual expense limit for Class A shares is not exceeded. For the six months ended March 31, 2001, aggregate distribution expenses were $12,828,000, or 0.22% of average daily net assets attributable to Class A shares.

CLASS B SHARES - in addition to service fees of 0.25%, approved categories of expense include fees of 0.75% per annum of average daily net assets attributable to Class B shares payable to AFD. AFD sells the rights to receive such payments (as well as any contingent deferred sales charges payable in respect of shares sold during the period) in order to finance the payment of dealer commissions. For the six months ended March 31, 2001, aggregate distribution expenses were $389,000, or 1.00% of average daily net assets attributable to Class B shares.

CLASS C SHARES - in addition to service fees of 0.25%, the Board of Directors has approved the payment of 0.75% per annum of average daily net assets attributable to Class C shares to AFD to compensate firms selling Class C shares of the fund. For the six months ended March 31, 2001, aggregate distribution expenses were $541, or 1.00% of average daily net assets attributable to Class C shares.

CLASS F SHARES - the plan has an expense limit of 0.50%. However, the Board of Directors has presently approved expenses under the plan of 0.25% per annum of average daily net assets attributable to Class F shares. For the six months ended March 31, 2001, aggregate distribution expenses were $89, or 0.25% of average daily net assets attributable to Class F shares.

As of March 31, 2001, aggregate distribution expenses payable to AFD were $1,738,000.

TRANSFER AGENT FEE - A fee of $7,074,000 was incurred during the six months ended March 31, 2001, pursuant to an agreement with American Funds Service Company ("AFS"), the transfer agent for the fund. As of March 31, 2001, aggregate transfer agent fees payable to AFS for Class A and Class B shares were $1,050,000.

ADMINISTRATIVE SERVICES FEES - The fund has an administrative services agreement with CRMC for Class C and Class F shares. Pursuant to this agreement, CRMC provides transfer agency and other related shareholder services. CRMC may contract with third parties to perform these services. Under the agreement, the fund pays CRMC a fee equal to 0.15% per annum of average daily net assets of Class C and Class F shares, plus amounts payable for certain transfer agency services according to a specified schedule. For the six months ended March 31, 2001, total fees under the agreement were $151. As of March 31, 2001, aggregate administrative services fees payable to CRMC for Class C and Class F shares were $151.

DIRECTORS' FEES - Directors who are unaffiliated with CRMC may elect to defer part or all of the fees earned for services as members of the Board. Amounts deferred are not funded and are general unsecured liabilities of the fund. As of March 31, 2001, the cumulative liability for the deferred amounts was $339,000. For the six months ended March 31, 2001, Directors' fees consisted of $88,000 that were paid or deferred and $83,000 of net depreciation on the amounts deferred.

AFFILIATED DIRECTORS AND OFFICERS - CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC. Officers of the fund and certain Directors are or may be considered to be affiliated with CRMC, AFS and AFD. No such persons received any remuneration directly from the fund.

INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $3,622,199,000 and $3,769,351,000, respectively, during the six months ended March 31, 2001.

Pursuant to the custodian agreement, the fund receives credits against its custodian fee for imputed interest on certain balances with the custodian bank. For the six months ended March 31, 2001, the custodian fee of $1,130,000 includes $170,000 that was paid by these credits rather than in cash.

For the six months ended March 31, 2001, the fund reclassified $9,412,000 from undistributed net investment income and $149,294,000 from undistributed net realized gains to additional paid-in capital to reflect permanent differences between book and tax reporting.

As of March 31, 2001, net assets consisted of the following:

                                                                   (dollars in thousands)
Capital paid in on shares of capital stock                                        10,558,316
Distributions in excess of net investment income                                     (15,575)
Accumulated net realized gain                                                        154,302
Net unrealized depreciation                                                       (1,496,331)
Net assets                                                                        $9,200,712


Capital share transactions in the fund were as follows:

                                                                   Six Months       Six Months
                                                                        Ended            Ended
                                                                    March 31,        March 31,
                                                                          2001             2001
                                                                 Amount (000)           Shares
Class A Shares:
  Sold                                                        $ 1,017,081           34,894,029
  Reinvestment of dividends and distributions                   1,753,970           62,979,149
  Repurchased                                                  (1,274,770)         (44,051,002)
   Net increase in Class A                                      1,496,281           53,822,176
Class B Shares: /1/
  Sold                                                                 43,762        1,494,278
  Reinvestment of dividends and distributions                          11,701          423,014
  Repurchased                                                          (5,068)        (178,586)
   Net increase in Class B                                             50,395        1,738,706
Class C Shares: /2/
  Sold                                                                  1,920           84,649
  Reinvestment of dividends and distributions
  Repurchased                                                              (6)            (290)
   Net increase in Class C                                              1,914           84,359
Class F Shares: /2/
  Sold                                                                  2,503          108,984
  Reinvestment of dividends and distributions
  Repurchased                                                          (1,838)         (80,773)
   Net increase in Class F                                                665           28,211
Total net increase in fund                                    $ 1,549,255           55,673,452





                                                                         Year             Year
                                                                        Ended            Ended
                                                                September 30,    September 30,
                                                                          2000             2000
                                                                 Amount (000)           Shares
Class A Shares:
  Sold                                                            $ 3,888,554       93,925,074
  Reinvestment of dividends and distributions                         183,491        5,078,543
  Repurchased                                                      (2,113,104)     (52,446,774)
   Net increase in Class A                                          1,958,941       46,556,843
Class B Shares: /1/
  Sold                                                                 75,062        1,832,770
  Reinvestment of dividends and distributions
  Repurchased                                                            (843)         (20,923)
   Net increase in Class B                                             74,219        1,811,847
Class C Shares: /2/
  Sold
  Reinvestment of dividends and distributions
  Repurchased
   Net increase in Class C
Class F Shares: /2/
  Sold
  Reinvestment of dividends and distributions
  Repurchased
   Net increase in Class F
Total net increase in fund                                        $ 2,033,160       48,368,690


/1/ Class B shares were not offered before
 March 15, 2000.
/2/ Class C and Class F shares were not
offered before March 15, 2001.


TRANSACTIONS WITH AFFILIATES

Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which the fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the fund's transactions in the securities of these issuers during the six months ended March 31, 2001 is as follows:





                                                          Beginning
Company                                                      Shares       Purchases               Sales


African Lakes                                             4,286,900       3,300,000
Alphameric /1/                                            5,262,009                             337,009
American Classic Voyages                                  1,340,000
ANADIGICS                                                                 1,750,000
Ando Electric /1/                                         1,700,000                             589,000
Arch Coal /1/                                             2,000,000                           2,000,000
Arthur J. Gallagher                                       2,370,400       2,320,400             310,000
Aspect Medical Systems                                    1,117,000
AudioCodes                                                                2,300,000
autobytel.com                                                             1,320,000
Avigen                                                      200,400         849,600
Avocet Mining                                             3,850,000                             150,000
Bally Total Fitness Holding                               1,360,500          59,400
Baltimore Technologies /1/                               21,761,300                           1,311,000
BKN International                                           325,000         175,000
Black Box                                                 1,218,000
Borussia Dortmund GmbH                                                    1,267,500
BridgeSpan                                                1,770,000
BRIT AIR Group /1/                                           81,650                              81,650
BRL Hardy                                                 8,473,497          48,548
C Technologies                                                            2,946,600
Cabre Exploration /1/                                     1,099,000                           1,099,000
Cadiz                                                     2,232,000
Cairn Energy /1/                                         11,000,000                           5,970,000
Caliper Technologies                                        460,000         835,000             100,000
Cambrex                                                   1,400,000
Cellegy Pharmaceuticals                                                     825,000
Cheesecake Factory                                        1,808,250                             200,000
Chieftain International /1/                                 970,000                             970,000
CIMA LABS /1/                                               617,200
Claims Direct /1/                                        12,048,625                          12,048,625
Computer Access Technology                                                  969,100
Concord Camera                                                            1,415,000
CoSine Communications                                     2,722,918       2,765,700
Cost Plus /1/                                             1,059,100          60,000           1,059,100
CTS                                                         960,000       1,100,000             260,000
D Interactive                                                10,000         493,500
DDI                                                                       2,470,000
DFS Furniture                                             5,682,700       1,025,000
diCarta                                                   1,650,165
Documentum                                                1,145,000       1,551,900             330,000
DSP Group                                                 1,211,000         400,000
Enea Data                                                10,021,000
Envoy Communications Group /1/                              996,000
EUROBIKE                                                    364,000
E.W. Blanch Holdings /1/                                    860,000                             860,000
Exar                                                        403,400       2,096,600
Extended Stay America                                     6,190,000
First Quantum Minerals                                                    1,900,000
Fisher & Paykel Industries                                7,318,050                             782,749
Gabriel Resources                                         4,700,000
gameplay                                                                  3,500,000
Generex Biotechnology                                     1,079,000         161,850
Genetronics Biomedical                                    1,650,000         440,000
Great Eastern Shipping /1/                               13,255,200                          13,255,200
Hana Microelectronics                                     8,600,000
HNC Software                                              1,746,000         343,000
HotJobs.com                                               1,551,500         798,500
IDEXX Laboratories                                        2,181,300
Independent Insurance Group                              13,940,000
Infoteria                                                       167           2,505
Inhale Therapeutic Systems /1/                            2,203,292                           2,203,292
Integra                                                   2,860,085         745,000             807,585
International Energy Group                                4,640,000
InternetStudios.com                                         950,000
Intertape Polymer Group                                   1,500,000         200,000
ITG Group /1/                                             1,408,455                             510,255
Ivanhoe Energy                                            6,490,400       1,000,000
Jo-Ann Stores                                             1,050,000
Kingboard Chemical Holdings                              27,720,000
Lasertec /1/                                                325,000                              31,000
LG Cable                                                                  1,800,000
Lions Gate Entertainment /1/                              1,884,134
Matrix Pharmaceutical                                     1,500,000
MCSi                                                        777,300
MemberWorks                                                 472,500         527,500
Miadora /1/                                               1,050,841                           1,050,841
Michaels Stores                                           1,894,600         320,400
Micronic Laser Systems                                    1,202,376         117,100
Midas                                                     1,050,000
MIF                                                         682,903
Minmet                                                   29,160,527                           4,732,200
Montana Group /1/                                        13,950,000                          13,950,000
Morton's Restaurant Group                                   415,000                              19,000
Mosaic Group                                              2,873,300       1,600,000             187,500
NeoRx                                                     1,450,000
Newfield Exploration /1/                                  2,750,000                           1,950,000
Nissin                                                      575,000       1,150,000
Novestra /1/                                              1,495,000                           1,495,000
OPNET Technologies                                          312,900         687,600
Optoma                                                    9,750,000
P.F. Chang's China Bistro                                                   725,500
P4 Radio Hele Norge                                       1,648,000
Paladin Resources                                        11,270,998
Paramount Resources /1/                                   3,250,000                           2,650,000
PCA                                                         507,000
Petaluma /1/                                              1,219,950
Pharmacyclics /1/                                           930,000                             349,600
Photobition Group                                         5,200,000       1,000,000
Power Integrations                                          662,300       1,231,400             162,300
Prime Network                                                                   300
PSD Group                                                 1,628,000
QuickLogic                                                1,435,000
RedEnvelope                                               2,525,124
SBS Broadcasting                                          1,457,000
School Specialty                                          1,130,000
Scios                                                                     2,500,000
Selectica                                                                 2,250,000
Semtech                                                     900,000       2,900,000
Sharper Image                                               775,000
SIPEX                                                                     1,450,000
Steak n Shake                                             1,718,750
Sunglass Hut International /1/                            3,200,000                           3,200,000
SuSE Linux                                                   37,813
Tele Celular Sul Participacoes /1/                    6,261,364,900                       2,945,325,000
Thistle Mining                                            6,264,309
Trimble Navigation                                        1,461,500          38,500
Tullow Oil                                                               17,734,133
Tumbleweed Communications                                   250,000       1,250,000
United Therapeutics                                         780,000         475,000             100,000
Vail Resorts /1/                                          1,761,300                              50,000
Versata                                                     587,800       2,060,000
VTech Holdings                                           12,903,208         497,000
Western Oil Sands                                                         2,450,000
Yamaichi Electronics /1/                                    791,000
Zeevo                                                                     1,587,301
ZOOTS                                                                     3,040,974
Total





                                                                                                 Market
                                                                                               Value of
                                                             Ending        Dividend          Affiliates
Company                                                      Shares          Income          at 3/31/01
                                                                              (000)               (000)

African Lakes                                             7,586,900                            $  2,262
Alphameric /1/                                            4,925,000
American Classic Voyages                                  1,340,000                              16,750
ANADIGICS                                                 1,750,000                              23,188
Ando Electric /1/                                         1,111,000
Arch Coal /1/
Arthur J. Gallagher                                       4,380,800        $  1,115             121,348
Aspect Medical Systems                                    1,117,000                              12,985
AudioCodes                                                2,300,000                              20,413
autobytel.com                                             1,320,000                               2,104
Avigen                                                    1,050,000                              12,797
Avocet Mining                                             3,700,000                                 788
Bally Total Fitness Holding                               1,419,900                              41,816
Baltimore Technologies /1/                               20,450,300
BKN International                                           500,000                               5,933
Black Box                                                 1,218,000                              54,277
Borussia Dortmund GmbH                                    1,267,500                               9,136
BridgeSpan                                                1,770,000                              17,558
BRIT AIR Group /1/
BRL Hardy                                                 8,522,045             425              40,473
C Technologies                                            2,946,600                              22,400
Cabre Exploration /1/
Cadiz                                                     2,232,000                              22,180
Cairn Energy /1/                                          5,030,000
Caliper Technologies                                      1,195,000                              19,270
Cambrex                                                   1,400,000              84              58,170
Cellegy Pharmaceuticals                                     825,000                               4,228
Cheesecake Factory                                        1,608,250                              59,204
Chieftain International /1/
CIMA LABS /1/                                               617,200
Claims Direct /1/
Computer Access Technology                                  969,100                               4,664
Concord Camera                                            1,415,000                               9,993
CoSine Communications                                     5,488,618                              11,493
Cost Plus /1/                                                60,000
CTS                                                       1,800,000              80              37,350
D Interactive                                               503,500                               3,275
DDI                                                       2,470,000                              41,681
DFS Furniture                                             6,707,700           2,854              36,473
diCarta                                                   1,650,165                              10,000
Documentum                                                2,366,900                              26,036
DSP Group                                                 1,611,000                              24,971
Enea Data                                                10,021,000                              12,054
Envoy Communications Group /1/                              996,000
EUROBIKE                                                    364,000              75               2,272
E.W. Blanch Holdings /1/
Exar                                                      2,500,000                              49,062
Extended Stay America                                     6,190,000                              92,850
First Quantum Minerals                                    1,900,000                               3,783
Fisher & Paykel Industries                                6,535,301                              21,201
Gabriel Resources                                         4,700,000                               7,895
gameplay                                                  3,500,000                               1,292
Generex Biotechnology                                     1,240,850                               7,153
Genetronics Biomedical                                    2,090,000                               1,457
Great Eastern Shipping /1/
Hana Microelectronics                                     8,600,000                              12,040
HNC Software                                              2,089,000                              36,688
HotJobs.com                                               2,350,000                              11,897
IDEXX Laboratories                                        2,181,300                              47,852
Independent Insurance Group                              13,940,000                              30,874
Infoteria                                                     2,672                               5,313
Inhale Therapeutic Systems /1/
Integra                                                   2,797,500                               6,639
International Energy Group                                4,640,000             137              16,600
InternetStudios.com                                         950,000                               1,974
Intertape Polymer Group                                   1,700,000                              15,334
ITG Group /1/                                               898,200
Ivanhoe Energy                                            7,490,400                              28,692
Jo-Ann Stores                                             1,050,000                               4,095
Kingboard Chemical Holdings                              27,720,000             142              13,151
Lasertec /1/                                                294,000
LG Cable                                                  1,800,000             357              16,511
Lions Gate Entertainment /1/                              1,884,134
Matrix Pharmaceutical                                     1,500,000                              13,500
MCSi                                                        777,300                              11,514
MemberWorks                                               1,000,000                              23,500
Miadora /1/
Michaels Stores                                           2,215,000                              66,311
Micronic Laser Systems                                    1,319,476                              26,156
Midas                                                     1,050,000             105              13,755
MIF                                                         682,903                               8,580
Minmet                                                   24,428,327                               4,942
Montana Group /1/
Morton's Restaurant Group                                   396,000                               7,801
Mosaic Group                                              4,285,800                              11,546
NeoRx                                                     1,450,000                               6,072
Newfield Exploration /1/                                    800,000
Nissin                                                    1,725,000             162              26,889
Novestra /1/
OPNET Technologies                                        1,000,500                              15,758
Optoma                                                    9,750,000                              14,886
P.F. Chang's China Bistro                                   725,500                              25,393
P4 Radio Hele Norge                                       1,648,000                               7,850
Paladin Resources                                        11,270,998                               6,401
Paramount Resources /1/                                     600,000
PCA                                                         507,000              53               4,718
Petaluma /1/                                              1,219,950
Pharmacyclics /1/                                           580,400
Photobition Group                                         6,200,000              94               3,433
Power Integrations                                        1,731,400                              29,867
Prime Network                                                   300                              10,259
PSD Group                                                 1,628,000             303              15,393
QuickLogic                                                1,435,000                               7,982
RedEnvelope                                               2,525,124                               5,000
SBS Broadcasting                                          1,457,000                              28,229
School Specialty                                          1,130,000                              24,366
Scios                                                     2,500,000                              57,500
Selectica                                                 2,250,000                              11,700
Semtech                                                   3,800,000                             111,862
Sharper Image                                               775,000                               8,186
SIPEX                                                     1,450,000                              13,548
Steak n Shake                                             1,718,750                              14,781
Sunglass Hut International /1/
SuSE Linux                                                   37,813                              17,580
Tele Celular Sul Participacoes /1/                    3,316,039,900
Thistle Mining                                            6,264,309                                 556
Trimble Navigation                                        1,500,000                              28,406
Tullow Oil                                               17,734,133                              23,163
Tumbleweed Communications                                 1,500,000                               2,906
United Therapeutics                                       1,155,000                              20,141
Vail Resorts /1/                                          1,711,300
Versata                                                   2,647,800                                 745
VTech Holdings                                           13,400,208                               6,357
Western Oil Sands                                         2,450,000                              22,675
Yamaichi Electronics /1/                                    791,000
Zeevo                                                     1,587,301                               6,000
ZOOTS                                                     3,040,974                               7,907
Total                                                                      $  5,986        $  1,994,009

/1/ Unaffiliated issuer at 3/31/2001

Per-Share Data and Ratios



                                                                          Class A          Class A          Class A
                                                                       Six Months
                                                                            Ended       Year ended       Year ended
                                                                        March 31,     September 30,    September 30,
                                                                     2001 /1/,/2/              2000             1999
Net Asset Value, Beginning of Period                                       $40.24           $29.57           $22.14

 Income from Investment Operations :
  Net investment income                                                    .00/3/           .00/3/              .03

  Net (losses) gains on securities (both                               (12.39)/3/        11.29 /3/             8.78
 realized and unrealized)

   Total from investment operations                                        (12.39)           11.29             8.81

 Less Distributions :
  Dividends (from net investment income)                                      .00             (.02)            (.09)

  Distributions (from capital gains)                                        (5.29)            (.60)           (1.29)

   Total distributions                                                      (5.29)            (.62)           (1.38)

Net Asset Value, End of Period                                             $22.56           $40.24           $29.57

Total Return /4/                                                          (33.30)%           38.42%           41.42%

Ratios/Supplemental Data:

 Net assets, end of period (in millions)                                   $9,119          $14,098           $8,983

 Ratio of expenses to average net assets                                 1.08%/5/             1.10%            1.09%

 Ratio of net income to average net assets                                                                      .12%




                                                                          Class A          Class A          Class A

                                                                       Year ended       Year ended       Year ended
                                                                     September 30,    September 30,    September 30,
                                                                              1998             1997             1996
Net Asset Value, Beginning of Period                                       $30.72           $26.92           $26.11

 Income from Investment Operations :
  Net investment income                                                       .07              .10              .17

  Net (losses) gains on securities (both                                    (6.10)            6.17             3.32
 realized and unrealized)

   Total from investment operations                                         (6.03)            6.27             3.49

 Less Distributions :
  Dividends (from net investment income)                                     (.05)            (.12)            (.23)

  Distributions (from capital gains)                                        (2.50)           (2.35)           (2.45)

   Total distributions                                                      (2.55)           (2.47)           (2.68)

Net Asset Value, End of Period                                             $22.14           $30.72           $26.92

Total Return /4/                                                          (20.70)%           25.41%           15.21%

Ratios/Supplemental Data:

 Net assets, end of period (in millions)                                   $7,102           $9,256           $6,607

 Ratio of expenses to average net assets                                     1.06%            1.07%            1.09%

 Ratio of net income to average net assets                                    .27%             .40%             .68%





                                                                          Class B          Class B          Class C          Class F
                                                                       Six Months
                                                                            Ended      March 15 to      March 15 to      March 15 to
                                                                        March 31,    September 30,        March 31,        March 31,
                                                                     2001 /1/,/2/         2000 /1/     2001 (1),(2)     2001 (1),(2)
Net Asset Value, Beginning of Period                                       $40.08           $47.11           $23.06           $23.27

 Income from Investment Operations :
  Net investment income /3/                                                  (.12)            (.12)             .00              .02

  Net losses on securities (both realized                                  (12.31)           (6.91)            (.70)
(.73)
 and unrealized) /3/

   Total from investment operations                                        (12.43)           (7.03)            (.70)
(.71)

 Less Distributions :

  Distributions (from capital gains)                                        (5.29)

   Total distributions                                                      (5.29)

Net Asset Value, End of Period                                             $22.36           $40.08           $22.36           $22.56

Total Return /4/                                                          (33.55)%         (14.92)%          (3.04)%
(3.05)%

Ratios/Supplemental Data:

 Net assets, end of period (in millions)                                      $79              $73               $2               $1

 Ratio of expenses to average net assets                                1.89% /5/             1.84%             .09%
 .06%

 Ratio of net income to average net assets                                                                      .01%
 .07%


Supplemental Data - All Classes
                                                                       Six Months
                                                                            Ended       Year ended       Year ended       Year ended
                                                                       March 31,      September 30,    September 30,   September 30,
                                                                     2001 /1/,/2/              2000             1999           1998
Portfolio turnover rate                                                     34.36%           62.71%           50.06%          44.31%

                                                                       Year ended       Year ended
                                                                    September 30,    September 30,
                                                                              1997             1996
Portfolio turnover rate                                                     42.21%           42.88%



/1/ Based on operations for the period shown and,
 accordingly, not representative of a full year.
/2/ Unaudited.
/3/ Based on average shares outstanding.
/4/ Total returns exclude all sales charges,
 including contingent deferred sales charges.
/5/ Annualized.

SHARE RESULTS: CLASS B, CLASS C AND CLASS F

Average annual compound returns for periods ended March 31, 2001

                                                   Lifetime*     1 Year

CLASS B SHARES

Reflecting applicable contingent deferred
sales charge (CDSC), maximum of 5%,
payable only if shares are sold                     -43.96%       -43.82%
Not reflecting CDSC                                 -42.10%       -41.36%

CLASS C AND CLASS F SHARES

Results for these shares are not shown because of the brief time between their introduction on March 15, 2001, and the end of the period

*From March 15, 2000, when B shares first became available.


The American Funds Group(r)

OFFICES OF THE FUND AND OF THE INVESTMENT ADVISER,
CAPITAL RESEARCH AND MANAGEMENT COMPANY
333 South Hope Street
Los Angeles, California 90071-1443

135 South State College Boulevard
Brea, California 92821-5823

TRANSFER AGENT FOR SHAREHOLDER ACCOUNTS
American Funds Service Company
(Please write to the address nearest you.)
P.O. Box 2205
Brea, California 92822-2205

P.O. Box 659522
San Antonio, Texas 78265-9522

P.O. Box 6007
Indianapolis, Indiana 46206-6007

P.O. Box 2280
Norfolk, Virginia 23501-2280

CUSTODIAN OF ASSETS
State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02105-1713

COUNSEL
O'Melveny & Myers LLP
400 South Hope Street
Los Angeles, California 90071-2899

PRINCIPAL UNDERWRITER
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, California 90071-1462

FOR INFORMATION ABOUT YOUR ACCOUNT OR ANY OF THE FUND'S SERVICES, OR FOR A PROSPECTUS FOR ANY OF THE AMERICAN FUNDS, PLEASE CONTACT YOUR FINANCIAL ADVISER. YOU MAY ALSO CALL AMERICAN FUNDS SERVICE COMPANY, TOLL-FREE, AT 800/421-0180 OR VISIT US AT AMERICANFUNDS.COM ON THE WORLD WIDE WEB. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

There are several ways to invest in SMALLCAP World Fund. Class A shares are subject to a 5.75% maximum up-front sales charge that declines for accounts of $25,000 or more. Other share classes, which are generally not available for certain employer-sponsored retirement plans, have no up-front sales charges but are subject to additional annual expenses and fees. Annual expenses for Class B shares were 0.81% higher than for Class A shares; Class B shares convert to Class A shares after eight years of ownership. If redeemed within six years, Class B shares may also be subject to a contingent deferred sales charge (CDSC) of up to 5% that declines over time. Class C shares are subject to annual expenses about 0.82% higher than those for Class A shares and a 1% CDSC if redeemed within the first year after purchase. Class C shares convert to Class F shares after 10 years. Class F shares, which are available only through certain fee-based programs offered by broker-dealer firms and registered investment advisers, have higher expenses (about 0.06% a year) than do Class A shares, and an annual asset-based fee charged by the sponsoring firm. Because expenses are first deducted from income, dividends for each class will vary.

This report is for the information of shareholders of SMALLCAP World Fund, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2001, this report must be accompanied by an American Funds Group Statistical Update for the most recently completed calendar quarter.

Printed on recycled paper
Litho in USA  BDC/L/5151
Lit. No. SCWF-013-0501